UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 07/12

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SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2012

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite AccessSM, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2012.

Signs of a strengthening economy sparked an equity market rally during the first quarter of 2012.  Buoyed by a 3.0% annual rate of growth in the U.S. gross domestic product (“GDP”) during the fourth quarter of 2011, investors also gained confidence from the improving employment situation.  The U.S. economy added an average of 226,000 jobs per month during the first three months of 2012.  As a result, the unemployment rate declined from 8.5% in December 2011 to 8.2% in March 2012.

During March 2012, the S&P® 500 Index (“S&P 500”) closed above 1,400 for the first time in nearly three years.  The S&P 500 ended the first quarter with a year-to-date gain of 12.0%—the largest first-quarter gain since 1998.  The Dow Jones Industrial Average (“DJIA”) rose 8.1% and the Nasdaq Composite Index (“Nasdaq”) returned an impressive 18.7% during the quarter.  Global markets rallied as well, with the MSCI All-Country World Index (“MSCI-AC”) gaining 11.3% and the MSCI Emerging Markets Index (“MSCI-EM”) rising 13.6% in the first quarter.

However, investor confidence was short-lived, as the U.S. economy showed signs of slowing and concerns about the European debt crisis flared again in the second quarter.  U.S. job growth averaged only 75,000 per month from April through June 2012.  Although the unemployment rate fell to 8.1% in April, it rose to 8.2% in May and ended the quarter unchanged at 8.2%.  In the first quarter of 2012, U.S. GDP growth expanded at an annual rate of 2.0%.  Economists’ advanced estimate for the annual rate of GDP growth in the second quarter of 2012 is 1.5%.

A rise in market volatility in April turned into an equity market correction in May.  Although U.S. equity markets recovered some ground in June, the S&P 500, the DJIA and the Nasdaq all posted a loss during the second quarter.  Despite the poor second-quarter performance, the S&P 500, the DJIA and the Nasdaq finished the first half with year-to-date gains of 8.3%, 5.4% and 12.7%, respectively.  The U.S. outperformed global markets, as the MSCI-AC rose 4.2% and the MSCI-EM gained 2.3% during the first half of the year.

In contrast to the strong equity performance during the first quarter, U.S. Treasuries fell -1.3% and the yield on the benchmark 10-year Treasury note rose to a 2012 high of 2.4% in March.  However, Treasuries rallied in the second quarter as concerns increased about the U.S. economy and the crisis in Europe.  The 10-year Treasury note fell to a record low yield of 1.4% on June 1 and, during the first half, Treasuries delivered a return of 1.7%.  Other fixed income classes delivered positive returns in the first half as well, with investment-grade corporate bonds gaining 4.9% as measured by the Bank of America Merrill Lynch U.S. Corporate Master Index and high-yield bonds rising 7.0%, as measured by the Bank of America Merrill Lynch High Yield Master II Constrained Index.

In January 2012, the U.S. Federal Reserve (“Fed”) pledged to keep the federal funds rate target at the historically low range of 0.00% to 0.25% until late 2014, due to continued high unemployment rates and low inflation rates.  During the first half of 2012, the Fed continued to replace shorter-term assets in its holdings with longer-term debt in an attempt to lower borrowing costs and stimulate growth.  The Fed’s program, called “Operation Twist,” was expected to conclude in June.  However, in June, the Fed decided to extend the program through the end of the year.

An uncertain market environment underscores the importance of having a broadly diversified investment portfolio to maximize your potential returns.  Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide you the freedom to choose from one of the widest selections of investments within a variable annuity in the industry.  Our lineup of quality investment choices includes access to alternative investments, disciplined strategies and asset allocation portfolios.  During the first half of 2012, Jackson added five funds to its lineup: JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund and two fund of funds comprised of American Funds® investment options—JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.

At Jackson, we are dedicated to providing you with the quality, choice and freedom you need to achieve your financial goals.  Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

JNL/Mellon Capital Management Dow 10 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	28.6%
Telecommunication Services	20.2
Consumer Staples	17.1
Industrials	9.4
Energy	8.9
Materials	8.6
Short Term Investments	7.2
Total Investments	100.0%

	Shares/Par	Value
COMMON STOCKS - 99.6%

CONSUMER STAPLES - 18.4%
Kraft Foods Inc. - Class A	1,173	$45,289
Procter & Gamble Co. (d)	665	40,745
		86,034
ENERGY - 9.5%
Chevron Corp.	422	44,493

HEALTH CARE - 30.7%
Johnson & Johnson	695	46,947
Merck & Co. Inc.	1,181	49,295
Pfizer Inc.	2,056	47,282
		143,524
INDUSTRIALS - 10.1%
General Electric Co.	2,268	47,260

MATERIALS - 9.2%
E.I. du Pont de Nemours & Co.	852	43,100

TELECOMMUNICATION SERVICES - 21.7%
AT&T Inc.	1,423	50,747
Verizon Communications Inc. (d)	1,138	50,568
		101,315
Total Common Stocks (cost $418,244)		465,726

SHORT TERM INVESTMENTS - 7.7%

Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	36,093	36,093
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	42	41

Total Short Term Investments (cost $36,135)		36,134

Total Investments - 107.3% (cost $454,379)		501,860
Other Assets and Liabilities, Net - (7.3%)		(33,938)
Total Net Assets - 100.0%		$467,922

JNL/Mellon Capital Management S&P 10 Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	78.4%
Consumer Staples	20.5
Short Term Investments	1.1
Total Investments	100.0%

COMMON STOCKS - 100.2%

CONSUMER DISCRETIONARY - 79.4%
Bed Bath & Beyond Inc. (c)	399	$24,649
Home Depot Inc. (d)	534	28,292
Limited Brands Inc.	545	23,175
Macy’s Inc.	664	22,810
Nike Inc. - Class B	245	21,547
Ross Stores Inc.	463	28,932
TJX Cos. Inc.	685	29,394
VF Corp.	180	24,014
		202,813
CONSUMER STAPLES - 20.8%
Estee Lauder Cos. Inc. (d)	424	22,925
Whole Foods Market Inc.	317	30,211
		53,136
Total Common Stocks (cost $267,016)		255,949

SHORT TERM INVESTMENTS - 1.1%

Investment Company - 0.7%
JNL Money Market Fund, 0.09% (a) (b)	1,675	1,675

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	998	998
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	5	4
		1,002
Total Short Term Investments (cost $2,678)		2,677

Total Investments - 101.3% (cost $269,694)		258,626
Other Assets and Liabilities, Net - (1.3%)		(3,259)
Total Net Assets - 100.0%		$255,367

JNL/Mellon Capital Management Global 15 Fund

Sector Weightings:	Percentage of Total Investments
Financials	35.9%
Health Care	14.8
Telecommunication Services	14.8
Industrials	13.0
Information Technology	7.4
Consumer Staples	6.9
Consumer Discretionary	6.8
Short Term Investments	0.4
Total Investments	100.0%

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 6.7%
Ladbrokes Plc	10,913	$26,886

CONSUMER STAPLES - 6.8%
Kraft Foods Inc. - Class A	710	27,438

FINANCIALS - 35.5%
Bank of China Ltd.	67,016	25,742
China Construction Bank Corp.	35,382	24,444
Industrial & Commercial Bank of China	42,182	23,647
Man Group Plc	12,832	15,355

See accompanying Notes to Financial Statements.

	Shares/Par	Value
New World Development Ltd.	23,666	27,887
RSA Insurance Group Plc	14,918	25,325
		142,400
HEALTH CARE - 14.6%
Merck & Co. Inc.	718	29,969
Pfizer Inc.	1,250	28,745
		58,714
INDUSTRIALS - 12.8%
Cathay Pacific Airways Ltd.	14,066	22,805
General Electric Co. (d)	1,374	28,631
		51,436
INFORMATION TECHNOLOGY - 7.3%
Logica Plc	17,668	29,383

TELECOMMUNICATION SERVICES - 14.6%
AT&T Inc.	865	30,857
Vodafone Group Plc	9,893	27,807
		58,664
Total Common Stocks (cost $396,886)		394,921

SHORT TERM INVESTMENTS - 0.4%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	1,479	1,479

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	45	45
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	59	57
		102
Total Short Term Investments (cost $1,583)		1,581

Total Investments - 98.7% (cost $398,469)		396,502
Other Assets and Liabilities, Net - 1.3%		5,262
Total Net Assets - 100.0%		$401,764

JNL/Mellon Capital Management Nasdaq 25 Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	65.7%
Consumer Discretionary	16.3
Health Care	9.4
Consumer Staples	7.1
Short Term Investments	1.5
Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 16.4%
Bed Bath & Beyond Inc. (c)	110	$6,800
Comcast Corp. - Class A	537	17,164
Dollar Tree Inc. (c)	107	5,760
Liberty Media Corp. (c)	252	4,490
News Corp. - Class A	775	17,264
O’Reilly Automotive Inc. (c)	58	4,835
		56,313
CONSUMER STAPLES - 7.2%
Costco Wholesale Corp.	179	17,001
Whole Foods Market Inc.	81	7,695
		24,696
HEALTH CARE - 9.5%
Biogen Idec Inc. (c)	110	15,820
Gilead Sciences Inc. (c)	328	16,801
		32,621
INFORMATION TECHNOLOGY - 66.4%
Apple Inc. (c)	63	36,776
Check Point Software Technologies Ltd. (c)	93	4,630
Cisco Systems Inc.	1,399	24,027
eBay Inc. (c)	387	16,247
Fiserv Inc. (c)	69	5,016
Google Inc. - Class A (c)	39	22,759
Intel Corp.	1,053	28,060
Intuit Inc.	134	7,934
KLA-Tencor Corp.	85	4,165
Maxim Integrated Products Inc.	157	4,017
Microchip Technology Inc. (d)	111	3,685
Microsoft Corp.	983	30,077
Paychex Inc.	163	5,120
QUALCOMM Inc.	464	25,863
Yahoo! Inc. (c)	558	8,829
		227,205
Total Common Stocks (cost $301,879)		340,835

SHORT TERM INVESTMENTS - 1.5%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	1,239	1,239

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	3,611	3,611
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	65	64
		3,675
Total Short Term Investments (cost $4,915)		4,914

Total Investments - 101.0% (cost $306,794)		345,749
Other Assets and Liabilities, Net - (1.0%)		(3,350)
Total Net Assets - 100.0%		$342,399

JNL/Mellon Capital Management Value Line 30 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	23.3%
Consumer Discretionary	18.0
Materials	16.8
Industrials	12.2
Energy	9.2
Telecommunication Services	8.2
Information Technology	6.5
Utilities	3.1
Consumer Staples	2.4
Short Term Investments	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 18.0%
Advance Auto Parts Inc.	188	$12,803
Genesco Inc. (c)	137	8,244
Kohl’s Corp. (d)	653	29,721
Macy’s Inc.	1,072	36,822
Mattel Inc.	865	28,068
PetSmart Inc.	289	19,700
		135,358
CONSUMER STAPLES - 2.4%
Casey’s General Stores Inc.	162	9,574
Smithfield Foods Inc. (c)	397	8,578
		18,152
ENERGY - 9.2%
Alliance Resource Partners LP	108	6,036
Chevron Corp.	601	63,378
		69,414
HEALTH CARE - 23.3%
Abbott Laboratories	1,136	73,233
Humana Inc.	409	31,693
Merck & Co. Inc.	1,695	70,747
		175,673
INDUSTRIALS - 12.2%
Alaska Air Group Inc. (c)	218	7,820
Curtiss-Wright Corp.	234	7,271
Kirby Corp. (c)	138	6,513
Moog Inc. - Class A (c)	187	7,738
Norfolk Southern Corp.	640	45,938
Old Dominion Freight Line Inc. (c)	206	8,929
Triumph Group Inc.	143	8,042
		92,251
INFORMATION TECHNOLOGY - 6.4%
Jabil Circuit Inc.	533	10,837
NeuStar Inc. - Class A (c)	244	8,153
Seagate Technology	1,198	29,637
		48,627
MATERIALS - 16.8%
Barrick Gold Corp.	1,413	53,103
CF Industries Holdings Inc.	169	32,667
International Paper Co.	1,114	32,214
Schweitzer-Mauduit International Inc.	125	8,486
		126,470
TELECOMMUNICATION SERVICES - 8.2%
BCE Inc.	1,494	61,563

UTILITIES - 3.1%
American Water Works Co. Inc.	452	15,505
El Paso Electric Co.	235	7,805
		23,310
Total Common Stocks (cost $748,839)		750,818

SHORT TERM INVESTMENTS - 0.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	1,748	1,748

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	199	199
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	256	250
		449
Total Short Term Investments (cost $2,203)		2,197

Total Investments - 99.9% (cost $751,042)		753,015
Other Assets and Liabilities, Net - 0.1%		858
Total Net Assets - 100.0%		$753,873

JNL/Mellon Capital Management Dow Dividend Fund

Sector Weightings:	Percentage of Total Investments
Utilities	33.9%
Industrials	21.2
Materials	15.2
Financials	14.5
Health Care	3.8
Energy	3.6
Short Term Investments	7.8
Total Investments	100.0%

COMMON STOCKS - 99.6%

ENERGY - 3.9%
Chevron Corp.	128	$13,473

FINANCIALS - 15.7%
BB&T Corp.	543	16,741
First Niagara Financial Group Inc.	1,584	12,115
New York Community Bancorp Inc. (d)	1,105	13,841
People’s United Financial Inc.	1,057	12,277
		54,974
HEALTH CARE - 4.1%
Pfizer Inc.	631	14,521

INDUSTRIALS - 22.9%
Avery Dennison Corp.	474	12,952
Eaton Corp. (d)	314	12,441
General Electric Co.	763	15,896
Northrop Grumman Systems Corp.	232	14,820
Republic Services Inc.	496	13,124
RR Donnelley & Sons Co. (d)	942	11,088
		80,321
MATERIALS - 16.4%
Commercial Metals Co.	983	12,421
Eastman Chemical Co.	350	17,612
MeadWestvaco Corp.	456	13,118
Olin Corp.	691	14,444
		57,595
UTILITIES - 36.6%
American Electric Power Co. Inc.	329	13,124
CenterPoint Energy Inc.	676	13,979
DTE Energy Co.	251	14,885
Entergy Corp.	186	12,629
Integrys Energy Group Inc.	251	14,261
Northeast Utilities	379	14,699
Pinnacle West Capital Corp.	284	14,670

See accompanying Notes to Financial Statements.

	Shares/Par	Value
PPL Corp.	462	12,844
Sempra Energy	248	17,103
		128,194
Total Common Stocks (cost $348,263)		349,078

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	516	516

Securities Lending Collateral - 8.3%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	28,617	28,617
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	295	287
		28,904
Total Short Term Investments (cost $29,428)		29,420

Total Investments - 108.0% (cost $377,691)		378,498
Other Assets and Liabilities, Net - (8.0%)		(28,081)
Total Net Assets - 100.0%		$350,417

JNL/Mellon Capital Management S&P 24 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	14.2%
Consumer Staples	13.8
Utilities	13.7
Financials	13.0
Consumer Discretionary	12.5
Industrials	12.0
Energy	10.9
Information Technology	9.0
Short Term Investments	0.9
Total Investments	100.0%

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 12.6%
Apollo Group Inc. - Class A (c)	429	$15,540
AutoZone Inc. (c)	72	26,260
Ross Stores Inc.	489	30,543
		72,343
CONSUMER STAPLES - 13.9%
Hershey Co.	376	27,098
Lorillard Inc.	204	26,901
Philip Morris International Inc.	296	25,802
		79,801
ENERGY - 11.0%
Chevron Corp.	218	22,982
ConocoPhillips	317	17,739
FMC Technologies Inc. (c) (d)	443	17,375
Phillips 66 (c)	159	5,274
		63,370
FINANCIALS - 13.1%
Chubb Corp.	336	24,453
Marsh & McLennan Cos. Inc.	735	23,693
Torchmark Corp.	536	27,076
		75,222
HEALTH CARE - 14.3%
Amgen Inc.	362	26,438
Forest Laboratories Inc. (c)	768	26,875
Gilead Sciences Inc. (c)	568	29,116
		82,429
INDUSTRIALS - 12.1%
Cintas Corp.	668	25,780
General Dynamics Corp.	348	22,976
Rockwell Collins Inc.	418	20,618
		69,374
INFORMATION TECHNOLOGY - 9.1%
Intel Corp.	958	25,543
MasterCard Inc. - Class A	62	26,813
		52,356
UTILITIES - 13.8%
Dominion Resources Inc.	438	23,648
Sempra Energy	422	29,056
Wisconsin Energy Corp.	665	26,306
		79,010
Total Common Stocks (cost $523,626)		573,905

SHORT TERM INVESTMENTS - 0.9%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	2,145	2,145

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	2,992	2,991

Total Short Term Investments (cost $5,137)		5,136

Total Investments - 100.8% (cost $528,763)		579,041
Other Assets and Liabilities, Net - (0.8%)		(4,452)
Total Net Assets - 100.0%		$574,589

JNL/Mellon Capital Management S&P SMid 60 Fund

Sector Weightings:	Percentage of Total Investments
Financials	37.0%
Information Technology	12.9
Industrials	10.3
Utilities	8.9
Consumer Discretionary	8.4
Energy	5.0
Materials	4.7
Telecommunication Services	2.9
Health Care	1.8
Short Term Investments	8.1
Total Investments	100.0%

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 9.1%
Barnes & Noble Inc. (c) (d)	751	$12,366
Boyd Gaming Corp. (c) (d)	731	5,263
Movado Group Inc.	298	7,451
Pep Boys-Manny Moe & Jack	492	4,873
Pinnacle Entertainment Inc. (c)	537	5,164

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Regis Corp.	657	11,805
		46,922
ENERGY - 5.5%
Helix Energy Solutions Group Inc. (c)	689	11,300
PDC Energy Inc. (c) (d)	154	3,784
Pioneer Drilling Co. (c)	559	4,459
Unit Corp. (c)	233	8,603
		28,146
FINANCIALS - 40.2%
American Financial Group Inc.	295	11,569
Aspen Insurance Holdings Ltd.	410	11,863
Associated Bancorp	974	12,844
Astoria Financial Corp. (d)	1,281	12,556
BancorpSouth Inc.	987	14,329
Cedar Shopping Centers Inc.	1,256	6,342
First Commonwealth Financial Corp.	1,029	6,924
First Midwest Bancorp Inc.	534	5,867
Glacier Bancorp Inc.	450	6,968
Horace Mann Educators Corp.	395	6,899
Interactive Brokers Group Inc.	365	5,372
Investment Technology Group Inc. (c)	501	4,608
Meadowbrook Insurance Group Inc.	507	4,457
Pennsylvania Real Estate Investment Trust	518	7,764
Piper Jaffray Cos. (c)	268	6,277
PrivateBancorp Inc.	493	7,274
Protective Life Corp.	482	14,178
Reinsurance Group of America Inc.	208	11,080
Selective Insurance Group	308	5,355
StanCorp Financial Group Inc.	294	10,939
Susquehanna Bancshares Inc.	646	6,652
Synovus Financial Corp. (d)	7,712	15,271
TCF Financial Corp.	1,054	12,100
		207,488
HEALTH CARE - 2.0%
Gentiva Health Services Inc. (c)	808	5,598
Kindred Healthcare Inc. (c)	460	4,522
		10,120
INDUSTRIALS - 11.2%
Briggs & Stratton Corp. (d)	349	6,111
General Cable Corp. (c)	435	11,285
JetBlue Airways Corp. (c)	2,092	11,089
Kelly Services Inc. - Class A	399	5,147
Oshkosh Corp. (c)	506	10,601
SkyWest Inc.	435	2,838
URS Corp.	308	10,745
		57,816
INFORMATION TECHNOLOGY - 14.0%
Advanced Energy Industries Inc. (c)	504	6,768
AOL Inc. (c)	720	20,213
Fairchild Semiconductor International Inc. (c)	903	12,738
SYNNEX Corp. (c)	178	6,128
Tech Data Corp. (c)	219	10,547
TTM Technologies Inc. (c)	494	4,649
Vishay Intertechnology Inc. (c)	1,210	11,412
		72,455
MATERIALS - 5.0%
Domtar Corp.	136	10,438
Kraton Performance Polymers Inc. (c)	269	5,885
Steel Dynamics Inc.	823	9,667
		25,990
TELECOMMUNICATION SERVICES - 3.2%
Neutral Tandem Inc. (c)	506	6,672
Telephone & Data Systems Inc.	454	9,671
		16,343
UTILITIES - 9.7%
Avista Corp.	210	5,604
Black Hills Corp.	322	10,364
Great Plains Energy Inc.	497	10,634
NV Energy Inc.	665	11,697
PNM Resources Inc.	597	11,660
		49,959
Total Common Stocks (cost $507,580)		515,239

SHORT TERM INVESTMENTS - 8.8%

Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a) (b)	1,285	1,285

Securities Lending Collateral - 8.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	43,962	43,962
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	105	102
		44,064
Total Short Term Investments (cost $45,352)		45,349

Total Investments - 108.7% (cost $552,932)		560,588
Other Assets and Liabilities, Net - (8.7%)		(45,040)
Total Net Assets - 100.0%		$515,548

JNL/Mellon Capital Management NYSE International 25 Fund

Sector Weightings:	Percentage of Total Investments
Financials	31.5%
Energy	16.2
Telecommunication Services	12.3
Consumer Discretionary	10.0
Materials	6.9
Information Technology	5.6
Short Term Investments	17.5
Total Investments	100.0%

COMMON STOCKS - 100.2%

CONSUMER DISCRETIONARY - 12.2%
Honda Motor Co. Ltd. - ADR	101	$3,518
Panasonic Corp. - ADR	370	2,994
Sony Corp. - ADR (d)	171	2,434
		8,946
ENERGY - 19.6%
China Petroleum & Chemical Corp. - ADR - Class H	29	2,618
EnCana Corp.	167	3,485
ENI SpA - ADR	75	3,195
Petroleo Brasileiro SA - Petrobras - ADR	124	2,329
Talisman Energy Inc.	243	2,782
		14,409

See accompanying Notes to Financial Statements.

	Shares/Par	Value
FINANCIALS - 38.3%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	360	2,544
Banco Santander SA - ADR (d)	439	2,880
Barclays Plc - ADR (d)	282	2,906
Credit Suisse Group AG - ADR (d)	131	2,407
HSBC Holdings Plc - ADR (d)	81	3,591
Manulife Financial Corp.	292	3,180
Mizuho Financial Group Inc. - ADR (d)	1,151	3,832
Sumitomo Mitsui Financial Group Inc. - ADR (d)	557	3,699
UBS AG	262	3,070
		28,109
INFORMATION TECHNOLOGY - 6.8%
Hitachi Ltd. - ADR	59	3,651
Nokia OYJ - ADR (d)	640	1,324
		4,975
MATERIALS - 8.4%
Royal Bank of Scotland Group Plc - ADR (c) (d)	487	3,310
Vale SA - ADR	145	2,870
		6,180
TELECOMMUNICATION SERVICES - 14.9%
France Telecom SA - ADR	197	2,582
Nippon Telegraph & Telephone Corp. - ADR (d)	122	2,833
Telecom Italia SpA - ADR	291	2,869
VimpelCom Ltd. - ADR	326	2,641
		10,925
Total Common Stocks (cost $92,647)		73,544

SHORT TERM INVESTMENTS - 21.2%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	308	308

Securities Lending Collateral - 20.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	15,083	15,083
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	176	171
		15,254
Total Short Term Investments (cost $15,567)		15,562

Total Investments - 121.4% (cost $108,214)		89,106
Other Assets and Liabilities, Net - (21.4%)		(15,696)
Total Net Assets - 100.0%		$73,410

JNL/Mellon Capital Management 25 Fund

Sector Weightings:	Percentage of Total Investments
Materials	24.9%
Industrials	21.9
Energy	14.9
Consumer Discretionary	11.7
Consumer Staples	11.5
Health Care	4.1
Information Technology	3.6
Short Term Investments	7.4
Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 12.6%
Carnival Corp.	753	$25,817
Darden Restaurants Inc. (d)	472	23,904
Genuine Parts Co.	391	23,568
		73,289
CONSUMER STAPLES - 12.4%
General Mills Inc.	619	23,849
Kellogg Co.	459	22,630
PepsiCo Inc.	368	26,012
		72,491
ENERGY - 16.1%
ConocoPhillips	314	17,567
Kinder Morgan Inc.	620	19,984
Phillips 66 (c)	156	5,192
RPC Inc. (d)	2,350	27,942
Williams Cos. Inc.	797	22,960
		93,645
HEALTH CARE - 4.4%
Abbott Laboratories	398	25,660

INDUSTRIALS - 23.5%
Corrections Corp. of America	929	27,366
Eaton Corp. (d)	486	19,245
Emerson Electric Co.	467	21,774
Exelis Inc.	1,951	19,240
Northrop Grumman Systems Corp.	397	25,318
Watsco Inc.	330	24,352
		137,295
INFORMATION TECHNOLOGY - 3.9%
Analog Devices Inc.	602	22,688

MATERIALS - 26.8%
Bemis Co. Inc.	760	23,828
Freeport-McMoRan Copper & Gold Inc.	622	21,196
Grief Inc. - Class A	460	18,872
MeadWestvaco Corp.	778	22,360
Nucor Corp.	555	21,027
Packaging Corp. of America	811	22,900
RPM International Inc.	953	25,926
		156,109
Total Common Stocks (cost $597,010)		581,177

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	1,057	1,057

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	45,359	45,359
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	78	77
		45,436
Total Short Term Investments (cost $46,494)		46,493

Total Investments - 107.7% (cost $643,504)		627,670
Other Assets and Liabilities, Net - (7.7%)		(44,640)
Total Net Assets - 100.0%		$583,030

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Management Select Small-Cap Fund * (e)

Sector Weightings:	Percentage of Total Investments
Information Technology	22.1%
Consumer Discretionary	21.4
Financials	12.1
Industrials	10.3
Consumer Staples	8.7
Health Care	7.8
Materials	4.9
Telecommunication Services	1.3
Energy	1.0
Short Term Investments	10.4
Total Investments	100.0%

	Shares/Par	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 23.9%
Bridgepoint Education Inc. (c) (d)	110	$2,401
Buffalo Wild Wings Inc. (c)	39	3,364
Coinstar Inc. (c) (d)	65	4,488
DSW Inc.	68	3,673
Hibbett Sports Inc. (c)	56	3,223
Men’s Wearhouse Inc.	108	3,033
Papa John’s International Inc. (c)	51	2,432
Pool Corp.	100	4,045
Steven Madden Ltd. (c)	93	2,943
Vitamin Shoppe Inc. (c)	62	3,380
Zumiez Inc. (c) (d)	66	2,603
Other Securities		21,946
		57,531
CONSUMER STAPLES - 9.7%
Casey’s General Stores Inc.	80	4,746
Darling International Inc. (c)	247	4,071
Elizabeth Arden Inc. (c)	62	2,395
Hain Celestial Group Inc. (c)	94	5,159
Snyders-Lance Inc.	143	3,606
Other Securities		3,442
		23,419
ENERGY - 1.2%
Other Securities		2,835

FINANCIALS - 13.5%
AmTrust Financial Services Inc. (d)	127	3,767
Cardtronics Inc. (c)	93	2,797
Ocwen Financial Corp. (c)	274	5,150
RLI Corp.	45	3,045
Sovran Self Storage Inc.	61	3,062
Texas Capital Bancshares Inc. (c)	80	3,212
Umpqua Holdings Corp.	238	3,129
Other Securities		8,493
		32,655
HEALTH CARE - 8.7%
Air Methods Corp. (c)	26	2,603
Medicines Co. (c)	115	2,629
Molina Healthcare Inc. (c)	97	2,283
Thoratec Corp. (c)	123	4,144
Other Securities		9,318
		20,977
INDUSTRIALS - 11.5%
Acacia Research Corp. (c)	105	3,893
Advisory Board Co. (c)	71	3,504
Allegiant Travel Co. (c)	40	2,795
Applied Industrial Technologies Inc.	89	3,266
Beacon Roofing Supply Inc. (c) (d)	98	2,481
Generac Holdings Inc. (c)	143	3,442
RailAmerica Inc. (c)	107	2,578
Other Securities		5,712
		27,671
INFORMATION TECHNOLOGY - 24.6%
ACI Worldwide Inc. (c)	83	3,656
Blackbaud Inc.	95	2,449
Cognex Corp.	90	2,852
DealerTrack Holdings Inc. (c)	88	2,654
EZchip Semiconductor Ltd. (c)	57	2,271
FEI Co.	80	3,813
Heartland Payment Systems Inc.	83	2,484
InterXion Holding NV (c)	140	2,542
Mellanox Technologies Ltd. (c)	85	5,997
OSI Systems Inc. (c)	42	2,632
SYNNEX Corp. (c)	78	2,686
Tyler Technologies Inc. (c)	63	2,553
Ultimate Software Group Inc. (c)	56	4,969
Other Securities		17,791
		59,349
MATERIALS - 5.4%
Buckeye Technologies Inc.	83	2,377
HB Fuller Co.	105	3,228
Schweitzer-Mauduit International Inc.	34	2,290
Other Securities		5,222
		13,117
TELECOMMUNICATION SERVICES - 1.4%
Other Securities		3,410
Total Common Stocks (cost $236,794)		240,964

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	325	325

Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	27,095	27,095
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	606	591
		27,686
Total Short Term Investments (cost $28,026)		28,011

Total Investments - 111.5% (cost $264,820)		268,975
Other Assets and Liabilities, Net - (11.5%)		(27,791)
Total Net Assets - 100.0%		$241,184

JNL/Mellon Capital Management JNL 5 Fund * (e)

Sector Weightings:	Percentage of Total Investments
Health Care	15.9%
Industrials	14.0
Consumer Staples	12.2
Consumer Discretionary	12.1
Information Technology	11.7
Financials	10.3
Materials	9.6
Telecommunication Services	7.0
Energy	2.5
Utilities	0.3
Short Term Investments	4.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 12.6%
Autoliv Inc.	435	$23,794
CBS Corp.	2,143	70,231
Ladbrokes Plc	19,243	47,410
Limited Brands Inc.	1,441	61,281
TJX Cos. Inc.	1,804	77,430
Other Securities		109,086
		389,232
CONSUMER STAPLES - 12.7%
Campbell Soup Co. (d)	701	23,414
Dr. Pepper Snapple Group Inc.	588	25,725
Flowers Foods Inc.	1,227	28,497
Kellogg Co.	461	22,744
Kraft Foods Inc. - Class A	2,595	100,217
PepsiCo Inc.	351	24,797
Procter & Gamble Co.	873	53,500
Whole Foods Market Inc.	836	79,671
Other Securities		34,126
		392,691
ENERGY - 2.6%
Williams Cos. Inc.	1,765	50,856
Other Securities		28,604
		79,460
FINANCIALS - 10.8%
Bank of China Ltd. (d)	105,186	40,405
China Construction Bank Corp. (d)	55,644	38,443
Industrial & Commercial Bank of China (d)	65,420	36,674
Man Group Plc	19,803	23,695
New World Development Ltd. (d)	48,196	56,792
RSA Insurance Group Plc	23,752	40,320
Other Securities		95,424
		331,753
HEALTH CARE - 16.6%
Abbott Laboratories	413	26,619
Aetna Inc.	1,381	53,547
Humana Inc.	665	51,503
Johnson & Johnson	889	60,032
Merck & Co. Inc.	1,546	64,534
Pfizer Inc.	4,480	103,041
UnitedHealth Group Inc.	1,150	67,271
Other Securities		85,584
		512,131
INDUSTRIALS - 14.5%
Avery Dennison Corp.	813	22,227
COSCO Pacific Ltd.	33,256	45,630
Emerson Electric Co.	501	23,314
General Electric Co.	5,425	113,049
Iron Mountain Inc.	757	24,955
Northrop Grumman Systems Corp.	397	25,321
Republic Services Inc.	846	22,392
Watsco Inc.	354	26,096
WW Grainger Inc.	311	59,531
Other Securities		86,292
		448,807
INFORMATION TECHNOLOGY - 12.2%
Computer Sciences Corp.	979	24,307
Harris Corp.	644	26,962
Intel Corp.	3,998	106,547
Logica Plc	40,484	67,327
Other Securities		150,201
		375,344
MATERIALS - 10.0%
Bemis Co. Inc.	772	24,185
Dow Chemical Co.	807	25,431
E.I. du Pont de Nemours & Co.	1,270	64,226
International Paper Co.	788	22,774
MeadWestvaco Corp.	778	22,380
Packaging Corp. of America	921	26,014
RPM International Inc.	947	25,759
Other Securities		98,329
		309,098
TELECOMMUNICATION SERVICES - 7.2%
AT&T Inc.	3,208	114,409
Verizon Communications Inc.	1,453	64,551
Vodafone Group Plc	13,990	39,323
Other Securities		4,864
		223,147
UTILITIES - 0.3%
Other Securities		10,008

Total Common Stocks (cost $2,833,518)		3,071,671

SHORT TERM INVESTMENTS - 4.6%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	2,500	2,500

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	133,832	133,832
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	4,576	4,465
		138,297
Total Short Term Investments (cost $140,908)		140,797

Total Investments - 104.1% (cost $2,974,426)		3,212,468
Other Assets and Liabilities, Net - (4.1%)		(125,668)
Total Net Assets - 100.0%		$3,086,800

JNL/Mellon Capital Management JNL Optimized 5 Fund * (e)

Sector Weightings:	Percentage of Total Investments
Information Technology	24.6%
Financials	11.8
Telecommunication Services	10.0
Health Care	9.5
Consumer Discretionary	9.2
Industrials	8.2
Materials	8.0
Utilities	7.4
Consumer Staples	5.3
Energy	3.7
Short Term Investments	2.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 9.4%
Comcast Corp. - Class A	198	$6,329
Ladbrokes Plc	1,585	3,905
Macy’s Inc.	107	3,692
News Corp. - Class A	163	3,628
Other Securities		16,109
		33,663
CONSUMER STAPLES - 5.4%
Costco Wholesale Corp.	41	3,906
Kraft Foods Inc. - Class A	86	3,310
Other Securities		12,352
		19,568
ENERGY - 3.7%
Chevron Corp.	81	8,511
ENI SpA	199	4,224
Other Securities		641
		13,376
FINANCIALS - 12.0%
AXA SA	317	4,237
Banco Santander SA	554	3,664
Bank of China Ltd.	8,694	3,340
BNP Paribas	105	4,043
DnB NOR ASA	421	4,189
Muenchener Rueckversicherungs AG	34	4,739
New World Development Ltd. (d)	3,987	4,698
RSA Insurance Group Plc	1,958	3,324
Other Securities		10,934
		43,168
HEALTH CARE - 9.7%
Abbott Laboratories	182	11,733
Biogen Idec Inc. (c)	23	3,315
Gilead Sciences Inc. (c)	71	3,641
Humana Inc.	42	3,240
Merck & Co. Inc.	228	9,506
Pfizer Inc.	148	3,403
		34,838
INDUSTRIALS - 8.4%
COSCO Pacific Ltd.	2,742	3,762
General Electric Co.	179	3,738
Norfolk Southern Corp.	86	6,157
Other Securities		16,533
		30,190
INFORMATION TECHNOLOGY - 25.0%
Apple Inc. (c)	21	12,380
Cisco Systems Inc.	475	8,151
eBay Inc. (c)	122	5,146
Google Inc. - Class A (c)	13	7,709
Intel Corp.	486	12,958
Logica Plc	3,341	5,556
Microsoft Corp.	331	10,116
QUALCOMM Inc.	157	8,738
Other Securities		19,375
		90,129
MATERIALS - 8.1%
Barrick Gold Corp.	190	7,127
CF Industries Holdings Inc.	17	3,231
International Paper Co.	167	4,833
Other Securities		14,119
		29,310
TELECOMMUNICATION SERVICES - 10.1%
AT&T Inc.	106	3,776
BCE Inc.	199	8,183
Deutsche Telekom AG	359	3,935
France Telecom SA	261	3,436
Koninklijke KPN NV	344	3,289
Telecom Italia SpA	3,828	3,783
Vivendi SA	194	3,598
Vodafone Group Plc	1,151	3,236
Other Securities		3,200
		36,436
UTILITIES - 7.5%
E.ON AG	191	4,126
Enel SpA	1,008	3,256
GDF Suez	150	3,580
National Grid Plc	425	4,508
RWE AG (d)	117	4,795
Scottish & Southern Energy Plc	206	4,492
Other Securities		2,358
		27,115
Total Common Stocks (cost $371,427)		357,793

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	681	681

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	7,493	7,493
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	193	189
		7,682
Total Short Term Investments (cost $8,367)		8,363

Total Investments - 101.6% (cost $379,794)		366,156
Other Assets and Liabilities, Net - (1.6%)		(5,881)
Total Net Assets - 100.0%		$360,275

JNL/Mellon Capital Management VIP Fund * (e)

Sector Weightings:	Percentage of Total Investments
Information Technology	19.5%
Utilities	13.4
Financials	11.5
Health Care	10.6
Consumer Discretionary	10.0
Industrials	9.3
Materials	6.2
Telecommunication Services	5.6
Energy	5.3
Consumer Staples	4.5
Short Term Investments	4.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 10.4%
AutoZone Inc. (c)	5	$1,898
Comcast Corp. - Class A	93	2,970
Ross Stores Inc.	35	2,203
Other Securities		18,907
		25,978
CONSUMER STAPLES - 4.7%
Costco Wholesale Corp.	19	1,845
Hershey Co.	27	1,961
Lorillard Inc.	15	1,964
Philip Morris International Inc.	22	1,894
Other Securities		3,996
		11,660
ENERGY - 5.5%
Chevron Corp.	69	7,291
ENI SpA	97	2,054
Other Securities		4,545
		13,890
FINANCIALS - 12.0%
AXA SA	154	2,060
Banco Santander SA	270	1,785
BB&T Corp.	64	1,971
BNP Paribas	51	1,966
Chubb Corp.	24	1,764
DnB NOR ASA	208	2,072
Muenchener Rueckversicherungs AG	16	2,306
Torchmark Corp.	39	1,985
Other Securities		14,216
		30,125
HEALTH CARE - 11.0%
Abbott Laboratories	72	4,636
Amgen Inc.	27	1,938
Forest Laboratories Inc. (c)	56	1,969
Gilead Sciences Inc. (c)	75	3,831
Merck & Co. Inc.	107	4,479
Other Securities		10,719
		27,572
INDUSTRIALS - 9.7%
Cintas Corp.	49	1,890
General Electric Co.	91	1,904
Norfolk Southern Corp.	40	2,889
Northrop Grumman Systems Corp.	28	1,767
Other Securities		15,831
		24,281
INFORMATION TECHNOLOGY - 20.2%
Apple Inc. (c)	10	5,853
Cisco Systems Inc.	224	3,840
eBay Inc. (c)	58	2,428
Google Inc. - Class A (c)	6	3,653
Intel Corp.	236	6,300
MasterCard Inc.	4	1,932
Microsoft Corp.	156	4,765
QUALCOMM Inc.	74	4,136
Other Securities		17,859
		50,766
MATERIALS - 6.4%
Barrick Gold Corp.	89	3,346
Eastman Chemical Co.	41	2,073
Other Securities		10,624
		16,043
TELECOMMUNICATION SERVICES - 5.8%
BCE Inc.	93	3,843
Deutsche Telekom AG	178	1,948
Telecom Italia SpA	1,896	1,873
Vivendi SA	96	1,784
Other Securities		5,218
		14,666
UTILITIES - 13.9%
DTE Energy Co.	30	1,755
E.ON AG	93	2,006
GDF Suez	75	1,781
National Grid Plc	207	2,194
Northeast Utilities	45	1,758
Pinnacle West Capital Corp.	34	1,757
RWE AG (d)	57	2,334
Scottish & Southern Energy Plc	100	2,186
Sempra Energy	60	4,139
Wisconsin Energy Corp.	49	1,928
Other Securities		13,138
		34,976
Total Common Stocks (cost $247,647)		249,957

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	574	574

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	9,994	9,994
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	314	306
		10,300
Total Short Term Investments (cost $10,882)		10,874

Total Investments - 103.9% (cost $258,529)		260,831
Other Assets and Liabilities, Net - (3.9%)		(9,715)
Total Net Assets - 100.0%		$251,116

JNL/Mellon Capital Management Communications Sector Fund

Sector Weightings:	Percentage of Total Investments
Telecommunication Services	77.1%
Consumer Discretionary	4.0
Financials	3.3
Short Term Investments	15.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 101.1%

CONSUMER DISCRETIONARY - 4.8%
Virgin Media Inc. (d)	164	$3,993

FINANCIALS - 4.0%
Leucadia National Corp.	153	3,261

TELECOMMUNICATION SERVICES - 92.3%
AboveNet Inc. (c)	16	1,363
AT&T Inc.	573	20,428
CenturyLink Inc.	103	4,064
Cincinnati Bell Inc. (c) (d)	140	520
Crown Castle International Corp. (c)	68	3,980
Frontier Communications Corp. (d)	792	3,031
Level 3 Communications Inc. (c)	130	2,888
MetroPCS Communications Inc. (c)	230	1,390
NII Holdings Inc. - Class B (c)	120	1,228
SBA Communications Corp. (c)	69	3,932
Sprint Nextel Corp. (c)	1,265	4,124
Telephone & Data Systems Inc.	80	1,713
tw telecom inc. (c)	120	3,088
US Cellular Corp. (c)	10	405
Verizon Communications Inc. (d)	452	20,109
Windstream Corp. (d)	424	4,100
		76,363
Total Common Stocks (cost $76,313)		83,617

SHORT TERM INVESTMENTS - 18.7%

Investment Company - 7.2%
JNL Money Market Fund, 0.09% (a) (b)	5,944	5,944

Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	9,494	9,494
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	53	51
		9,545
Total Short Term Investments (cost $15,491)		15,489

Total Investments - 119.8% (cost $91,804)		99,106
Other Assets and Liabilities, Net - (19.8%)		(16,404)
Total Net Assets - 100.0%		$82,702

JNL/Mellon Capital Management Consumer Brands Sector Fund * (e)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	70.3%
Consumer Staples	15.7
Information Technology	2.9
Health Care	2.7
Industrials	2.7
Short Term Investments	5.7
Total Investments	100.0%

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 73.8%
Amazon.com Inc. (c)	30	$6,946
AutoZone Inc. (c)	3	939
Bed Bath & Beyond Inc. (c)	20	1,238
Carnival Corp.	35	1,189
CBS Corp. - Class B	52	1,716
Chipotle Mexican Grill Inc. - Class A (c)	3	1,042
Comcast Corp. - Class A	180	5,767
Comcast Corp. - Special Class A	50	1,567
DIRECTV - Class A (c)	57	2,762
Discovery Communications Inc. - Class A (c)	12	672
Discovery Communications Inc. - Class C (c)	9	437
Dollar General Corp. (c)	19	1,033
Dollar Tree Inc. (c)	20	1,080
Gap Inc.	30	810
Home Depot Inc.	133	7,051
Kohl’s Corp.	20	891
Las Vegas Sands Corp.	34	1,480
Liberty Global Inc. (c)	10	481
Liberty Global Inc. - Class A (c)	12	581
Liberty Media Corp. (c)	50	882
Liberty Media Corp. - Class A (c)	10	895
Limited Brands Inc.	21	911
Lowe’s Cos. Inc.	104	2,945
Macy’s Inc.	36	1,248
Marriott International Inc. - Class A	25	981
McDonald’s Corp.	88	7,765
McGraw-Hill Cos. Inc.	24	1,084
News Corp. - Class A	145	3,226
News Corp. - Class B	37	839
O’Reilly Automotive Inc. (c)	11	912
Omnicom Group Inc.	24	1,147
Priceline.com Inc. (c)	4	2,857
Ross Stores Inc.	20	1,224
Starbucks Corp.	66	3,493
Starwood Hotels & Resorts Worldwide Inc.	17	908
Target Corp.	52	3,011
Time Warner Cable Inc.	27	2,217
Time Warner Inc.	83	3,192
TJX Cos. Inc.	64	2,750
Viacom Inc. - Class B	42	1,988
Walt Disney Co.	144	6,969
Yum! Brands Inc.	40	2,563
Other Securities		26,634
		118,323
CONSUMER STAPLES - 16.5%
Costco Wholesale Corp.	37	3,555
CVS Caremark Corp.	111	5,170
Kroger Co.	45	1,048
Sysco Corp.	51	1,519
Wal-Mart Stores Inc.	151	10,510
Walgreen Co.	75	2,205
Whole Foods Market Inc.	14	1,338
Other Securities		1,120
		26,465
HEALTH CARE - 2.9%
AmerisourceBergen Corp.	22	862
Cardinal Health Inc.	30	1,252
McKesson Corp.	20	1,907
Other Securities		563
		4,584
INDUSTRIALS - 2.8%
Delta Air Lines Inc. (c)	72	792
Other Securities		3,785
		4,577
INFORMATION TECHNOLOGY - 3.1%
eBay Inc. (c)	96	4,018
Other Securities		889
		4,907
Total Common Stocks (cost $140,968)		158,856

See accompanying Notes to Financial Statements.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 6.0%

Investment Company - 1.5%
JNL Money Market Fund, 0.09% (a) (b)	2,421	2,421

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	7,147	7,147
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	16	15
		7,162
Total Short Term Investments (cost $9,584)		9,583

Total Investments - 105.1% (cost $150,552)		168,439
Other Assets and Liabilities, Net - (5.1%)		(8,224)
Total Net Assets - 100.0%		$160,215

JNL/Mellon Capital Management Financial Sector Fund * (e)

Sector Weightings:	Percentage of Total Investments
Financials	89.6%
Information Technology	5.3
Materials	0.5
Industrials	0.2
Short Term Investments	4.4
Total Investments	100.0%

COMMON STOCKS - 99.8%

FINANCIALS - 93.4%
ACE Ltd.	33	$2,443
AFLAC Inc.	46	1,967
Allstate Corp.	46	1,611
American Express Co.	101	5,867
American International Group Inc. (c)	46	1,490
American Tower Corp.	39	2,697
Ameriprise Financial Inc.	22	1,131
Annaly Capital Management Inc. (d)	94	1,571
Aon Plc - Class A	31	1,458
AvalonBay Communities Inc.	9	1,294
Bank of America Corp.	989	8,088
Bank of New York Mellon Corp. (a)	117	2,570
BB&T Corp.	68	2,092
Berkshire Hathaway Inc. - Class B (c)	96	7,974
BlackRock Inc.	10	1,688
Boston Properties Inc.	14	1,522
Capital One Financial Corp. (d)	54	2,946
Charles Schwab Corp.	99	1,279
Chubb Corp.	27	1,985
Citigroup Inc.	284	7,789
CME Group Inc.	6	1,656
Discover Financial Services	52	1,795
Equity Residential	29	1,799
Fifth Third Bancorp	88	1,177
Franklin Resources Inc.	14	1,564
Goldman Sachs Group Inc.	41	3,907
HCP Inc.	39	1,732
Health Care REIT Inc.	20	1,175
Host Hotels & Resorts Inc.	68	1,068
JPMorgan Chase & Co.	321	11,455
Loews Corp.	33	1,358
Marsh & McLennan Cos. Inc.	53	1,710
MetLife Inc.	80	2,467
Morgan Stanley	129	1,877
PNC Financial Services Group Inc.	51	3,133
Progressive Corp.	55	1,143
ProLogis Inc.	44	1,470
Prudential Financial Inc.	47	2,273
Public Storage	14	1,996
Simon Property Group Inc.	29	4,456
State Street Corp.	48	2,153
SunTrust Banks Inc.	51	1,244
T. Rowe Price Group Inc.	24	1,532
Travelers Cos. Inc.	39	2,463
U.S. Bancorp	187	6,021
Ventas Inc.	28	1,779
Vornado Realty Trust	18	1,492
Wells Fargo & Co.	481	16,083
Other Securities		57,351
		198,791
INDUSTRIALS - 0.3%
Other Securities		524

INFORMATION TECHNOLOGY - 5.5%
MasterCard Inc. - Class A	10	4,449
Visa Inc. - Class A	51	6,337
Other Securities		995
		11,781
MATERIALS - 0.6%
Weyerhaeuser Co.	51	1,141

Total Common Stocks (cost $200,828)		212,237

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	268	268

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	9,305	9,305
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	121	118
		9,423
Total Short Term Investments (cost $9,694)		9,691

Total Investments - 104.3% (cost $210,522)		221,928
Other Assets and Liabilities, Net - (4.3%)		(9,128)
Total Net Assets - 100.0%		$212,800

JNL/Mellon Capital Management Healthcare Sector Fund * (e)

Sector Weightings:	Percentage of Total Investments
Health Care	96.6%
Short Term Investments	3.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par	Value
COMMON STOCKS - 99.7%

HEALTH CARE - 99.7%
Abbott Laboratories	341	$21,965
Aetna Inc.	76	2,930
Alexion Pharmaceuticals Inc. (c)	41	4,119
Allergan Inc.	67	6,172
Amgen Inc.	169	12,333
Baxter International Inc.	119	6,345
Becton Dickinson & Co.	41	3,100
Biogen Idec Inc. (c)	52	7,577
Boston Scientific Corp. (c)	316	1,792
Bristol-Myers Squibb Co.	367	13,185
CareFusion Corp. (c)	48	1,242
Celgene Corp. (c)	95	6,103
CIGNA Corp.	62	2,707
Covidien Plc	105	5,602
CR Bard Inc.	18	1,972
DaVita Inc. (c)	20	1,981
Dentsply International Inc. (d)	31	1,160
Edwards Lifesciences Corp. (c)	25	2,555
Eli Lilly & Co.	213	9,143
Express Scripts Holding Co. (c)	174	9,699
Forest Laboratories Inc. (c)	54	1,876
Gilead Sciences Inc. (c)	163	8,358
HCA Holdings Inc.	36	1,092
Henry Schein Inc. (c)	19	1,529
Hologic Inc. (c)	58	1,051
Hospira Inc. (c)	35	1,237
Humana Inc.	35	2,729
Idexx Laboratories Inc. (c) (d)	12	1,144
Illumina Inc. (c) (d)	26	1,054
Intuitive Surgical Inc. (c)	9	4,709
Johnson & Johnson	593	40,055
Laboratory Corp. of America Holdings (c)	21	1,960
Life Technologies Corp. (c)	39	1,770
Medtronic Inc.	226	8,745
Merck & Co. Inc.	659	27,520
Mylan Inc. (c)	94	2,008
Perrigo Co.	18	2,149
Pfizer Inc.	1,623	37,331
Quest Diagnostics Inc.	35	2,074
Regeneron Pharmaceuticals Inc. (c)	16	1,793
St. Jude Medical Inc.	68	2,731
Stryker Corp.	63	3,491
Thermo Fisher Scientific Inc.	80	4,142
UnitedHealth Group Inc.	225	13,179
Varian Medical Systems Inc. (c)	25	1,512
Vertex Pharmaceuticals Inc. (c)	45	2,544
Waters Corp. (c)	20	1,573
Watson Pharmaceuticals Inc. (c)	27	2,023
WellPoint Inc.	72	4,585
Zimmer Holdings Inc. (d)	38	2,457
Other Securities		36,113

Total Common Stocks (cost $302,324)		346,216

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	435	435

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	11,913	11,913
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	26	25
		11,938
Total Short Term Investments (cost $12,374)		12,373

Total Investments - 103.2% (cost $314,698)		358,589
Other Assets and Liabilities, Net - (3.2%)		(11,137)
Total Net Assets - 100.0%		$347,452

JNL/Mellon Capital Management Oil & Gas Sector Fund * (e)

Sector Weightings:	Percentage of Total Investments
Energy	96.7%
Utilities	0.6
Industrials	0.2
Information Technology	0.1
Short Term Investments	2.4
Total Investments	100.0%

COMMON STOCKS - 99.6%

ENERGY - 98.8%
Anadarko Petroleum Corp.	288	$19,079
Apache Corp.	226	19,885
Baker Hughes Inc.	251	10,297
Cabot Oil & Gas Corp. - Class A (d)	119	4,692
Cameron International Corp. (c)	144	6,145
Chesapeake Energy Corp. (d)	389	7,236
Chevron Corp.	1,138	120,055
Cimarex Energy Co.	50	2,753
Cobalt International Energy Inc. (c)	104	2,440
Concho Resources Inc. (c)	61	5,187
ConocoPhillips	700	39,137
Continental Resources Inc. (c)	32	2,136
Core Laboratories NV	27	3,179
Denbury Resources Inc. (c)	227	3,434
Devon Energy Corp.	219	12,704
Diamond Offshore Drilling Inc. (d)	38	2,238
EOG Resources Inc.	155	14,012
EQT Corp.	86	4,589
Exxon Mobil Corp.	2,695	230,635
FMC Technologies Inc. (c)	141	5,539
Halliburton Co.	533	15,122
Helmerich & Payne Inc.	57	2,475
Hess Corp.	180	7,802
HollyFrontier Corp.	113	4,015
Kinder Morgan Inc.	308	9,909
Marathon Oil Corp.	412	10,534
Marathon Petroleum Corp.	195	8,775
Murphy Oil Corp.	113	5,706
Nabors Industries Ltd. (c)	158	2,278
National Oilwell Varco Inc.	245	15,773
Newfield Exploration Co. (c)	79	2,327
Noble Corp.	153	4,968
Noble Energy Inc.	102	8,650
Occidental Petroleum Corp.	468	40,168
Oceaneering International Inc.	61	2,901
Phillips 66 (c)	354	11,757
Pioneer Natural Resources Co.	72	6,384
Plains Exploration & Production Co. (c)	73	2,569
QEP Resources Inc.	103	3,075

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Range Resources Corp.	95	5,848
Rowan Cos. Plc - Class A (c) (d)	69	2,219
Schlumberger Ltd.	769	49,935
Southwestern Energy Co. (c)	203	6,491
Sunoco Inc.	59	2,821
Transocean Ltd.	200	8,943
Valero Energy Corp.	317	7,652
Weatherford International Ltd. (c)	439	5,548
Whiting Petroleum Corp. (c)	69	2,818
Williams Cos. Inc.	363	10,456
Other Securities		40,017
		823,308
INDUSTRIALS - 0.1%
Other Securities		1,220

INFORMATION TECHNOLOGY - 0.1%
Other Securities		936

UTILITIES - 0.6%
OGE Energy Corp.	57	2,928
Other Securities		1,929
		4,857
Total Common Stocks (cost $811,898)		830,321

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a) (b)	2,666	2,666

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	18,142	18,142
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	92	90
		18,232
Total Short Term Investments (cost $20,900)		20,898

Total Investments - 102.1% (cost $832,798)		851,219
Other Assets and Liabilities, Net - (2.1%)		(17,567)
Total Net Assets - 100.0%		$833,652

JNL/Mellon Capital Management Technology Sector Fund * (e)

Sector Weightings:	Percentage of Total Investments
Information Technology	96.6%
Health Care	0.7
Consumer Discretionary	0.2
Industrials	0.1
Short Term Investments	2.4
Total Investments	100.0%

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		$844

HEALTH CARE - 0.7%
Cerner Corp. (c)	26	2,189
Other Securities		771
		2,960
INDUSTRIALS - 0.1%
Other Securities		413

INFORMATION TECHNOLOGY - 98.9%
Adobe Systems Inc. (c)	94	3,042
Altera Corp.	60	2,030
Analog Devices Inc.	55	2,073
Apple Inc. (c)	165	96,438
Applied Materials Inc.	247	2,836
Autodesk Inc. (c)	41	1,423
BMC Software Inc. (c)	28	1,201
Broadcom Corp. - Class A	92	3,123
CA Inc.	67	1,815
Check Point Software Technologies Ltd. (c)	31	1,525
Cisco Systems Inc.	1,006	17,281
Citrix Systems Inc. (c)	36	2,984
Cognizant Technology Solutions Corp. - Class A (c)	58	3,491
Corning Inc.	290	3,749
Dell Inc. (c)	297	3,713
EMC Corp. (c)	393	10,068
Equinix Inc. (c)	8	1,477
F5 Networks Inc. (c)	14	1,443
Facebook Inc. - Class A (c) (d)	75	2,334
Google Inc. - Class A (c)	46	26,909
Hewlett-Packard Co.	382	7,690
Intel Corp.	907	24,161
International Business Machines Corp.	197	38,609
Intuit Inc.	52	3,083
Juniper Networks Inc. (c)	97	1,580
KLA-Tencor Corp.	30	1,497
Lam Research Corp. (c) (d)	35	1,318
Linear Technology Corp.	38	1,184
Maxim Integrated Products Inc.	53	1,366
Microchip Technology Inc. (d)	34	1,114
Microsoft Corp.	1,339	40,963
Motorola Solutions Inc.	55	2,652
NetApp Inc. (c)	68	2,150
Nvidia Corp. (c)	110	1,524
Oracle Corp.	723	21,462
QUALCOMM Inc.	314	17,464
Red Hat Inc. (c)	36	2,013
Salesforce.com Inc. (c)	23	3,230
SanDisk Corp. (c)	44	1,590
Seagate Technology	73	1,817
Symantec Corp. (c)	135	1,973
Teradata Corp. (c)	31	2,248
Texas Instruments Inc.	219	6,296
VeriSign Inc.	28	1,231
VMware Inc. - Class A (c) (d)	15	1,394
Western Digital Corp. (c)	42	1,288
Xerox Corp.	256	2,012
Xilinx Inc.	48	1,600
Yahoo! Inc. (c)	219	3,463
Other Securities		34,532
		421,459
Total Common Stocks (cost $365,721)		425,676

See accompanying Notes to Financial Statements.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	1,891	1,891

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	8,808	8,808
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	20	19
		8,827
Total Short Term Investments (cost $10,719)		10,718

Total Investments - 102.4% (cost $376,440)		436,394
Other Assets and Liabilities, Net - (2.4%)		(10,278)
Total Net Assets - 100.0%		$426,116

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2012

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2012. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

Investments in Affiliates - See Note 5 in the Notes to the Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at June 30, 2012.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management Dow 10 Fund	$3,744	$—	$—
JNL/Mellon Capital Management S&P 10 Fund	218	1,675	—
JNL/Mellon Capital Management Global 15 Fund	227	1,479	—
JNL/Mellon Capital Management Nasdaq 25 Fund	1,720	1,239	—
JNL/Mellon Capital Management Value Line 30 Fund	1,849	1,748	1
JNL/Mellon Capital Management Dow Dividend Fund	4,009	516	—
JNL/Mellon Capital Management S&P 24 Fund	916	2,145	—
JNL/Mellon Capital Management S&P SMid 60 Fund	3,503	1,285	—
JNL/Mellon Capital Management NYSE International 25 Fund	113	308	1
JNL/Mellon Capital Management 25 Fund	3,182	1,057	1
JNL/Mellon Capital Management Select Small-Cap Fund	318	325	—
JNL/Mellon Capital Management JNL 5 Fund	542	2,500	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	—	681	—
JNL/Mellon Capital Management VIP Fund	417	574	—
JNL/Mellon Capital Management Communications Sector Fund	1,763	5,944	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	1,727	2,421	—
JNL/Mellon Capital Management Financial Sector Fund	628	268	1
JNL/Mellon Capital Management Healthcare Sector Fund	2,312	435	1
JNL/Mellon Capital Management Oil & Gas Sector Fund	9,506	2,666	1
JNL/Mellon Capital Management Technology Sector Fund	998	1,891	1

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at June 30, 2012.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Management Financial Sector Fund	Bank of New York Mellon Corp.	$2,067	$464	$156	$30	$(42)	$2,570

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (continued)

June 30, 2012

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund
Brazil	—%	7.1%	—%
Canada	—	12.8	4.3
China	18.7	—	2.7
Finland	—	1.8	0.5
France	—	3.5	5.3
Germany	—	—	4.9
Hong Kong	12.8	—	2.4
Ireland	—	—	0.8
Israel	—	—	0.3
Italy	—	8.3	3.1
Japan	—	21.2	—
Netherlands	—	—	0.9
Norway	—	—	1.2
Spain	—	7.4	2.7
Switzerland	—	7.5	—
United Kingdom	31.6	8.8	7.5
United States	36.9	21.6	63.4
Total Long-Term Investments	100.0%	100.0%	100.0%

*  The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2012

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$465,726	$255,949	$394,921	$340,835	$750,818	$349,078	$573,905
Investments - affiliated, at value (b)	36,134	2,677	1,581	4,914	2,197	29,420	5,136
Total investments, at value (c)	501,860	258,626	396,502	345,749	753,015	378,498	579,041
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	22	—	—	—	—
Receivable for investments sold	1,731	—	—	—	—	—	—
Receivable for fund shares sold	472	331	149	507	247	553	171
Receivable for dividends and interest	1,226	260	5,670	99	1,879	792	632
Other assets	1	1	1	1	2	1	2
Total assets	505,290	259,218	402,344	346,356	755,143	379,844	579,846
Liabilities
Cash overdraft	707	—	—	—	—	—	—
Payable for advisory fees	108	64	94	80	174	82	136
Payable for administrative fees	55	32	64	41	92	41	70
Payable for 12b-1 fee (Class A)	25	14	22	18	40	19	31
Payable for investment securities purchased	—	1,511	—	—	—	—	1,884
Payable for fund shares redeemed	283	1,181	253	109	281	337	76
Payable for manager fees	22	20	32	6	33	12	8
Payable for other expenses	33	26	11	27	195	24	60
Payable upon return of securities loaned	36,135	1,003	104	3,676	455	28,912	2,992
Total liabilities	37,368	3,851	580	3,957	1,270	29,427	5,257
Net assets	$467,922	$255,367	$401,764	$342,399	$753,873	$350,417	$574,589
Net assets consist of:
Paid-in capital	$420,441	$266,435	$403,716	$294,218	$1,238,379	$507,337	$466,686
Undistributed net investment income	—	—	—	1,539	7,733	16,718	6,404
Accumulated net realized gain (loss)	—	—	—	7,687	(494,219)	(174,445)	51,221
Net unrealized appreciation (depreciation) on investments and foreign currency	47,481	(11,068)	(1,952)	38,955	1,980	807	50,278
	$467,922	$255,367	$401,764	$342,399	$753,873	$350,417	$574,589
Class A
Net assets	$467,922	$255,367	$401,764	$342,192	$753,682	$350,213	$574,234
Shares outstanding (no par value), unlimited shares authorized	36,502	24,474	23,875	25,951	71,574	49,430	50,104
Net asset value per share	$12.82	$10.43	$16.83	$13.19	$10.53	$7.09	$11.46
Class B
Net assets	n/a	n/a	n/a	$207	$191	$204	$355
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	20	36	34	35
Net asset value per share	n/a	n/a	n/a	$10.14	$5.33	$6.06	$10.28

(a) Investments - unaffiliated, at cost	$418,244	$267,016	$396,886	$301,879	$748,839	$348,263	$523,626
(b) Investments - affiliated, at cost	36,135	2,678	1,583	4,915	2,203	29,428	5,137
(c) Total investments, at cost	$454,379	$269,694	$398,469	$306,794	$751,042	$377,691	$528,763
(d) Including value of securities on loan	$35,986	$1,006	$104	$3,685	$455	$28,601	$3,029
(e) Foreign currency, at cost	—	—	22	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management VIP Fund
Assets
Investments - unaffiliated, at value (a)(d)	$515,239	$73,544	$581,177	$240,964	$3,071,671	$357,793	$249,957
Investments - affiliated, at value (b)	45,349	15,562	46,493	28,011	140,797	8,363	10,874
Total investments, at value (c)	560,588	89,106	627,670	268,975	3,212,468	366,156	260,831
Cash	—	45	—	—	2,597	—	177
Foreign currency (e)	—	27	—	—	17	551	261
Receivable for investments sold	—	—	—	—	—	—	—
Receivable for fund shares sold	183	39	332	108	968	113	49
Receivable for dividends and interest	308	379	991	45	12,555	1,412	365
Other assets	1	—	2	1	9	2	1
Total assets	561,080	89,596	628,995	269,129	3,228,614	368,234	261,684
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	115	19	134	58	680	84	60
Payable for administrative fees	59	12	70	28	372	43	30
Payable for 12b-1 fee (Class A)	27	4	31	13	166	19	13
Payable for investment securities purchased	—	430	—	—	—	—	—
Payable for fund shares redeemed	1,203	442	266	125	1,891	79	121
Payable for manager fees	8	3	24	19	165	17	14
Payable for other expenses	53	17	3	1	132	31	22
Payable upon return of securities loaned	44,067	15,259	45,437	27,701	138,408	7,686	10,308
Total liabilities	45,532	16,186	45,965	27,945	141,814	7,959	10,568
Net assets	$515,548	$73,410	$583,030	$241,184	$3,086,800	$360,275	$251,116
Net assets consist of:
Paid-in capital	$474,530	$134,489	$539,297	$443,775	$4,578,792	$491,084	$358,126
Undistributed net investment income	6,486	4,442	23,263	1,882	129,571	17,455	8,434
Accumulated net realized gain (loss)	26,875	(46,413)	36,304	(208,628)	(1,859,628)	(134,638)	(117,750)
Net unrealized appreciation (depreciation) on investments and foreign currency	7,657	(19,108)	(15,834)	4,155	238,065	(13,626)	2,306
	$515,548	$73,410	$583,030	$241,184	$3,086,800	$360,275	$251,116
Class A
Net assets	$515,342	$73,297	$582,546	$241,067	$3,078,325	$359,339	$250,207
Shares outstanding (no par value), unlimited shares authorized	49,545	14,013	41,681	19,839	344,379	43,577	36,065
Net asset value per share	$10.40	$5.23	$13.98	$12.15	$8.94	$8.25	$6.94
Class B
Net assets	$206	$113	$484	$117	$8,475	$936	$909
Shares outstanding (no par value), unlimited shares authorized	20	22	34	10	945	114	131
Net asset value per share	$10.32	$5.15	$14.10	$12.15	$8.97	$8.21	$6.96

(a) Investments - unaffiliated, at cost	$507,580	$92,647	$597,010	$236,794	$2,833,518	$371,427	$247,647
(b) Investments - affiliated, at cost	45,352	15,567	46,494	28,026	140,908	8,367	10,882
(c) Total investments, at cost	$552,932	$108,214	$643,504	$264,820	$2,974,426	$379,794	$258,529
(d) Including value of securities on loan	$44,322	$15,267	$46,352	$27,926	$136,685	$7,503	$10,240
(e) Foreign currency, at cost	—	27	—	—	17	546	258

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$83,617	$158,856	$209,667	$346,216	$830,321	$425,676
Investments - affiliated, at value (b)	15,489	9,583	12,261	12,373	20,898	10,718
Total investments, at value (c)	99,106	168,439	221,928	358,589	851,219	436,394
Cash	17	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	116	—	—
Receivable for fund shares sold	356	1,413	225	644	1,147	584
Receivable for dividends and interest	95	120	333	387	480	89
Other assets	—	—	1	1	3	1
Total assets	99,574	169,972	222,487	359,737	852,849	437,068
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	20	38	51	80	186	99
Payable for administrative fees	9	19	25	41	98	51
Payable for 12b-1 fee (Class A)	4	8	11	19	44	23
Payable for investment securities purchased	7,221	2,333	—	—	—	—
Payable for fund shares redeemed	63	183	151	176	547	1,908
Payable for manager fees	2	2	6	7	24	9
Payable for other expenses	6	11	17	23	64	34
Payable upon return of securities loaned	9,547	7,163	9,426	11,939	18,234	8,828
Total liabilities	16,872	9,757	9,687	12,285	19,197	10,952
Net assets	$82,702	$160,215	$212,800	$347,452	$833,652	$426,116
Net assets consist of:
Paid-in capital	$92,118	$132,973	$239,483	$313,525	$813,777	$350,161
Undistributed net investment income	3,202	1,470	3,748	5,602	15,574	2,066
Accumulated net realized gain (loss)	(19,920)	7,885	(42,153)	(15,566)	(14,120)	13,935
Net unrealized appreciation (depreciation) on investments and foreign currency	7,302	17,887	11,722	43,891	18,421	59,954
	$82,702	$160,215	$212,800	$347,452	$833,652	$426,116
Class A
Net assets	$82,560	$159,983	$212,542	$347,055	$832,538	$425,755
Shares outstanding (no par value), unlimited shares authorized	22,516	13,271	30,156	24,855	31,129	54,164
Net asset value per share	$3.67	$12.06	$7.05	$13.96	$26.75	$7.86
Class B
Net assets	$142	$232	$258	$397	$1,114	$361
Shares outstanding (no par value), unlimited shares authorized	41	19	37	28	41	45
Net asset value per share	$3.51	$12.18	$7.04	$13.97	$27.10	$7.95

(a)	Investments - unaffiliated, at cost	$76,313	$140,968	$197,582	$302,324	$811,898	$365,721
(b)	Investments - affiliated, at cost	15,491	9,584	12,940	12,374	20,900	10,719
(c)	Total investments, at cost	$91,804	$150,552	$210,522	$314,698	$832,798	$376,440
(d)	Including value of securities on loan	$9,522	$7,111	$9,530	$11,933	$18,375	$8,825
(e)	Foreign currency, at cost	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2012

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Investment income
Dividends (a)	$9,093	$1,904	$13,648	$1,789	$10,383	$6,889	$5,662
Foreign taxes withheld	—	—	(961)	—	(320)	—	—
Securities lending	1	1	—	7	108	191	1
Total investment income	9,094	1,905	12,687	1,796	10,171	7,080	5,663

Expenses
Advisory fees	678	378	597	471	1,105	490	835
Administrative fees	351	192	410	241	581	251	436
12b-1 fees (Class A)	468	254	410	320	774	334	580
Licensing fees	53	25	15	64	387	38	58
Legal fees	1	1	1	1	2	1	2
Manager fees	5	2	4	3	7	3	5
Other expenses	5	2	3	1	6	2	3
Total expenses	1,561	854	1,440	1,101	2,862	1,119	1,919
Net investment income	7,533	1,051	11,247	695	7,309	5,961	3,744

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	31,686	1,168	(3,815)	7,706	(176,896)	16,761	8,835
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	—	24	—	(9)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(868)	23,565	25,537	28,554	199,546	(10,685)	32,053
Foreign currency related items	—	—	31	—	7	—	—
Net realized and unrealized gain (loss)	30,818	24,733	21,777	36,260	22,648	6,076	40,888
Net increase (decrease) in net assets from operations	$38,351	$25,784	$33,024	$36,955	$29,957	$12,037	$44,632

(a) Income from affiliated investments	$1	$1	$—	$7	$109	$191	$1

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management VIP Fund
Investment income
Dividends (a)	$3,693	$1,931	$9,753	$1,927	$49,091	$8,576	$4,336
Foreign taxes withheld	—	(244)	(31)	—	(1,530)	(695)	(276)
Securities lending	269	92	1,833	185	591	305	186
Total investment income	3,962	1,779	11,555	2,112	48,152	8,186	4,246

Expenses
Advisory fees	736	127	873	374	4,270	535	381
Administrative fees	382	77	455	188	2,339	275	191
12b-1 fees (Class A)	510	77	607	251	3,110	365	255
Licensing fees	51	15	—	—	156	66	39
Legal fees	1	—	1	1	8	1	1
Manager fees	5	1	6	2	30	4	3
Other expenses	5	1	5	2	21	1	1
Total expenses	1,690	298	1,947	818	9,934	1,247	871
Net investment income	2,272	1,481	9,608	1,294	38,218	6,939	3,375

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,109	(12,997)	35,582	14,747	(40,297)	(22,011)	(2,265)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(268)	(100)	(24)
Net change in unrealized appreciation (depreciation) on:
Investments	21,494	8,016	(12,372)	6,407	259,547	33,512	11,243
Foreign currency related items	1	—	—	—	54	17	8
Net realized and unrealized gain (loss)	22,604	(4,981)	23,210	21,154	219,036	11,418	8,962
Net increase (decrease) in net assets from operations	$24,876	$(3,500)	$32,818	$22,448	$257,254	$18,357	$12,337

(a) Income from affiliated investments	$269	$93	$1,834	$185	$591	$305	$186

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Investment income
Dividends (a)	$1,286	$1,052	$2,254	$3,433	$8,609	$2,246
Foreign taxes withheld	—	—	(1)	—	(2)	—
Securities lending	13	42	17	13	247	12
Total investment income	1,299	1,094	2,270	3,446	8,854	2,258

Expenses
Advisory fees	104	216	305	461	1,254	602
Administrative fees	46	104	151	236	663	310
12b-1 fees (Class A)	62	138	202	313	884	414
Licensing fees	7	16	23	35	100	47
Legal fees	—	—	—	1	2	1
Manager fees	1	1	2	3	9	4
Other expenses	1	1	2	2	6	3
Total expenses	221	476	685	1,051	2,918	1,381
Net investment income	1,078	618	1,585	2,395	5,936	877

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(1,431)	6,007	2,478	4,776	6,341	3,557
Affiliated investments	—	—	(42)	—	—	—
Foreign currency related items	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,393	10,462	16,476	27,564	(35,280)	29,913
Foreign currency related items	—	—	—	—	—	—
Net realized and unrealized gain (loss)	6,962	16,469	18,912	32,340	(28,939)	33,470
Net increase (decrease) in net assets from operations	$8,040	$17,087	$20,497	$34,735	$(23,003)	$34,347

(a) Income from affiliated investments	$13	$42	$48	$14	$248	$13

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2012

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Operations
Net investment income	$7,533	$1,051	$11,247	$695	$7,309	$5,961	$3,744
Net realized gain (loss)	31,686	1,168	(3,791)	7,706	(176,905)	16,761	8,835
Net change in unrealized appreciation (depreciation)	(868)	23,565	25,568	28,554	199,553	(10,685)	32,053
Net increase (decrease) in net assets from operations	38,351	25,784	33,024	36,955	29,957	12,037	44,632
Share transactions(1)
Proceeds from the sale of shares
Class A	83,544	88,682	33,700	88,259	133,008	79,285	81,036
Class B	—	—	—	69	62	60	86
Cost of shares redeemed
Class A	(146,032)	(64,986)	(65,323)	(69,869)	(131,814)	(59,696)	(86,620)
Class B	—	—	—	(42)	(58)	(59)	(74)
Net increase (decrease) in net assets from share transactions	(62,488)	23,696	(31,623)	18,417	1,198	19,590	(5,572)
Net increase (decrease) net assets	(24,137)	49,480	1,401	55,372	31,155	31,627	39,060
Net assets beginning of period	492,059	205,887	400,363	287,027	722,718	318,790	535,529
Net assets end of period	$467,922	$255,367	$401,764	$342,399	$753,873	$350,417	$574,589
Undistributed net investment income	$—	$—	$—	$1,539	$7,733	$16,718	$6,404

(1) Share transactions
Shares sold
Class A	6,888	8,294	2,042	6,841	12,569	11,370	7,258
Class B	—	—	—	7	12	10	9
Shares redeemed
Class A	(12,034)	(6,077)	(3,935)	(5,463)	(12,420)	(8,580)	(7,657)
Class B	—	—	—	(4)	(11)	(10)	(7)
Net increase/(decrease)
Class A	(5,146)	2,217	(1,893)	1,378	149	2,790	(399)
Class B	—	—	—	3	1	—	2
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$124,613	$321,551	$174,327	$265,094	$785,131	$226,811	$502,669
Proceeds from sales of securities	178,027	295,924	199,636	248,797	777,697	199,724	504,718

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management VIP Fund
Operations
Net investment income	$2,272	$1,481	$9,608	$1,294	$38,218	$6,939	$3,375
Net realized gain (loss)	1,109	(12,997)	35,582	14,747	(40,565)	(22,111)	(2,289)
Net change in unrealized appreciation (depreciation)	21,495	8,016	(12,372)	6,407	259,601	33,529	11,251
Net increase (decrease) in net assets from operations	24,876	(3,500)	32,818	22,448	257,254	18,357	12,337
Share transactions(1)
Proceeds from the sale of shares
Class A	123,177	23,335	129,473	27,023	170,076	25,136	20,014
Class B	32	19	231	10	646	117	73
Cost of shares redeemed
Class A	(114,392)	(18,275)	(167,980)	(55,247)	(386,163)	(40,694)	(38,443)
Class B	(40)	(16)	(280)	(8)	(854)	(62)	(77)
Net increase (decrease) in net assets from share transactions	8,777	5,063	(38,556)	(28,222)	(216,295)	(15,503)	(18,433)
Net increase (decrease) net assets	33,653	1,563	(5,738)	(5,774)	40,959	2,854	(6,096)
Net assets beginning of period	481,895	71,847	588,768	246,958	3,045,841	357,421	257,212
Net assets end of period	$515,548	$73,410	$583,030	$241,184	$3,086,800	$360,275	$251,116
Undistributed net investment income	$6,486	$4,442	$23,263	$1,882	$129,571	$17,455	$8,434

(1) Share transactions
Shares sold
Class A	11,882	4,080	9,292	2,223	19,290	3,042	2,909
Class B	3	4	17	2	74	15	11
Shares redeemed
Class A	(10,835)	(3,218)	(11,960)	(4,586)	(43,914)	(4,914)	(5,560)
Class B	(4)	(3)	(20)	(1)	(96)	(8)	(11)
Net increase/(decrease)
Class A	1,047	862	(2,668)	(2,363)	(24,624)	(1,872)	(2,651)
Class B	(1)	1	(3)	1	(22)	7	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$407,714	$53,141	$482,334	$215,551	$1,994,959	$243,954	$181,751
Proceeds from sales of securities	396,347	46,594	511,984	242,739	2,178,232	254,015	197,946

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Operations
Net investment income	$1,078	$618	$1,585	$2,395	$5,936	$877
Net realized gain (loss)	(1,431)	6,007	2,436	4,776	6,341	3,557
Net change in unrealized appreciation (depreciation)	8,393	10,462	16,476	27,564	(35,280)	29,913
Net increase (decrease) in net assets from operations	8,040	17,087	20,497	34,735	(23,003)	34,347
Share transactions(1)
Proceeds from the sale of shares
Class A	29,588	80,724	89,488	110,910	195,886	183,424
Class B	33	73	59	83	175	138
Cost of shares redeemed
Class A	(14,310)	(50,528)	(58,395)	(69,916)	(205,091)	(128,456)
Class B	(11)	(33)	(57)	(26)	(163)	(115)
Net increase (decrease) in net assets from share transactions	15,300	30,236	31,095	41,051	(9,193)	54,991
Net increase (decrease) net assets	23,340	47,323	51,592	75,786	(32,196)	89,338
Net assets beginning of period	59,362	112,892	161,208	271,666	865,848	336,778
Net assets end of period	$82,702	$160,215	$212,800	$347,452	$833,652	$426,116
Undistributed net investment income	$3,202	$1,470	$3,748	$5,602	$15,574	$2,066

(1) Share transactions
Shares sold
Class A	8,554	6,956	12,730	8,385	6,959	22,601
Class B	10	6	9	6	6	17
Shares redeemed
Class A	(4,232)	(4,388)	(8,504)	(5,271)	(7,351)	(16,330)
Class B	(3)	(3)	(8)	(2)	(6)	(15)
Net increase/(decrease)
Class A	4,322	2,568	4,226	3,114	(392)	6,271
Class B	7	3	1	4	—	2
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$23,295	$56,152	$59,042	$67,455	$85,219	$103,980
Proceeds from sales of securities	6,064	26,028	27,403	24,274	90,460	48,605

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Operations
Net investment income (loss)	$12,677	$2,178	$18,803	$847	$444	$10,765	$3,078
Net realized gain (loss)	24,819	15,812	33,409	19,565	140,023	11,518	42,253
Net change in unrealized appreciation (depreciation)	29,587	(58,958)	(89,172)	(18,920)	(341,654)	(5,553)	(28,498)
Net increase (decrease) in net assets from operations	67,083	(40,968)	(36,960)	1,492	(201,187)	16,730	16,833
Distributions to shareholders
From net investment income
Class A	—	—	—	(1,477)	—	(8,727)	(2,573)
Class B	—	—	—	(1)	—	(6)	(2)
From net realized gains
Class A	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	(1,478)	—	(8,733)	(2,575)
Share transactions(1)
Proceeds from the sale of shares
Class A	234,901	66,130	90,479	200,328	379,102	119,177	320,120
Class B	—	—	—	51	381	96	165
Reinvestment of distributions
Class A	—	—	—	1,477	—	8,727	2,573
Class B	—	—	—	1	—	6	2
Cost of shares redeemed
Class A	(186,669)	(108,923)	(176,056)	(124,225)	(271,635)	(88,528)	(169,165)
Class B	—	—	—	(36)	(401)	(44)	(27)
Net increase (decrease) in net assets from share transactions	48,232	(42,793)	(85,577)	77,596	107,447	39,434	153,668
Net increase (decrease) net assets	115,315	(83,761)	(122,537)	77,610	(93,740)	47,431	167,926
Net assets beginning of year	376,744	289,648	522,900	209,417	816,458	271,359	367,603
Net assets end of year	$492,059	$205,887	$400,363	$287,027	$722,718	$318,790	$535,529
Undistributed net investment income	$—	$—	$—	$844	$424	$10,757	$2,660

(1) Share transactions
Shares sold
Class A	21,448	6,420	5,515	16,827	31,383	17,814	30,449
Class B	—	—	—	5	60	18	17
Reinvestment of distributions
Class A	—	—	—	124	—	1,314	241
Class B	—	—	—	—	—	1	—
Shares redeemed
Class A	(17,450)	(10,630)	(10,618)	(10,569)	(22,053)	(13,264)	(16,395)
Class B	—	—	—	(4)	(64)	(8)	(3)
Net increase/(decrease)
Class A	3,998	(4,210)	(5,103)	6,382	9,330	5,864	14,295
Class B	—	—	—	1	(4)	11	14
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$213,434	$272,647	$208,991	$259,450	$971,545	$220,773	$561,329
Proceeds from sales of securities	155,563	313,446	276,280	181,235	866,302	180,650	406,147

See accompanying Notes to the Financial Statements.

	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management VIP Fund
Operations
Net investment income (loss)	$4,342	$2,964	$13,666	$685	$91,522	$10,451	$5,155
Net realized gain (loss)	29,892	(330)	63,162	39,212	206,352	41,324	29,213
Net change in unrealized appreciation (depreciation)	(63,721)	(29,128)	(29,696)	(35,652)	(366,287)	(90,177)	(44,203)
Net increase (decrease) in net assets from operations	(29,487)	(26,494)	47,132	4,245	(68,413)	(38,402)	(9,835)
Distributions to shareholders
From net investment income
Class A	(3,802)	(2,082)	(14,522)	(2,665)	(103,525)	(7,534)	(3,678)
Class B	(2)	(4)	(14)	(1)	(292)	(20)	(14)
From net realized gains
Class A	(21,925)	—	—	—	—	—	—
Class B	(9)	—	—	—	—	—	—
Total distributions to shareholders	(25,738)	(2,086)	(14,536)	(2,666)	(103,817)	(7,554)	(3,692)
Share transactions(1)
Proceeds from the sale of shares
Class A	342,166	70,898	259,756	58,606	337,376	77,284	49,231
Class B	387	197	377	21	1,246	217	151
Reinvestment of distributions
Class A	25,727	2,082	14,522	2,665	103,525	7,534	3,678
Class B	11	4	14	1	292	20	14
Cost of shares redeemed
Class A	(208,710)	(74,057)	(263,179)	(103,054)	(777,163)	(179,444)	(80,582)
Class B	(484)	(185)	(331)	(28)	(2,492)	(347)	(230)
Net increase (decrease) in net assets from share transactions	159,097	(1,061)	11,159	(41,789)	(337,216)	(94,736)	(27,738)
Net increase (decrease) net assets	103,872	(29,641)	43,755	(40,210)	(509,446)	(140,692)	(41,265)
Net assets beginning of year	378,023	101,488	545,013	287,168	3,555,287	498,113	298,477
Net assets end of year	$481,895	$71,847	$588,768	$246,958	$3,045,841	$357,421	$257,212
Undistributed net investment income	$4,214	$2,961	$13,655	$588	$91,353	$10,516	$5,059

(1) Share transactions
Shares sold
Class A	32,630	9,447	19,796	5,137	39,339	8,794	7,005
Class B	38	26	27	1	145	26	22
Reinvestment of distributions
Class A	2,604	361	1,104	238	12,640	939	548
Class B	1	1	1	—	36	2	2
Shares redeemed
Class A	(20,078)	(10,436)	(20,109)	(9,064)	(90,416)	(20,170)	(11,537)
Class B	(47)	(25)	(25)	(2)	(289)	(39)	(33)
Net increase/(decrease)
Class A	15,156	(628)	791	(3,689)	(38,437)	(10,437)	(3,984)
Class B	(8)	2	3	(1)	(108)	(11)	(9)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$441,796	$87,400	$563,736	$249,257	$2,114,886	$329,981	$224,086
Proceeds from sales of securities	303,389	87,590	552,671	293,914	2,484,137	422,159	251,201

See accompanying Notes to the Financial Statements.

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Operations
Net investment income (loss)	$2,125	$853	$2,166	$3,212	$9,653	$1,193
Net realized gain (loss)	3,584	9,072	9,030	(284)	12,254	21,701
Net change in unrealized appreciation (depreciation)	(8,722)	(5,095)	(35,002)	13,241	(17,859)	(27,932)
Net increase (decrease) in net assets from operations	(3,013)	4,830	(23,806)	16,169	4,048	(5,038)
Distributions to shareholders
From net investment income
Class A	(1,671)	(482)	(1,381)	(2,139)	(6,467)	(658)
Class B	(3)	(1)	(2)	(3)	(10)	(1)
From net realized gains
Class A	—	—	—	—	—	(7,388)
Class B	—	—	—	—	—	(7)
Total distributions to shareholders	(1,674)	(483)	(1,383)	(2,142)	(6,477)	(8,054)
Share transactions(1)
Proceeds from the sale of shares
Class A	45,163	95,585	120,661	213,825	618,205	257,526
Class B	18	28	78	106	767	206
Reinvestment of distributions
Class A	1,671	482	1,381	2,139	6,467	8,046
Class B	3	1	2	3	10	8
Cost of shares redeemed
Class A	(46,580)	(65,744)	(118,045)	(129,118)	(413,543)	(208,226)
Class B	(59)	(22)	(68)	(113)	(735)	(360)
Net increase (decrease) in net assets from share transactions	216	30,330	4,009	86,842	211,171	57,200
Net increase (decrease) net assets	(4,471)	34,677	(21,180)	100,869	208,742	44,108
Net assets beginning of year	63,833	78,215	182,388	170,797	657,106	292,670
Net assets end of year	$59,362	$112,892	$161,208	$271,666	$865,848	$336,778
Undistributed net investment income	$2,124	$852	$2,163	$3,207	$9,638	$1,189

(1) Share transactions
Shares sold
Class A	12,978	9,238	17,662	17,345	21,493	35,102
Class B	5	3	12	9	27	28
Reinvestment of distributions
Class A	524	46	221	176	233	1,111
Class B	1	—	—	—	—	1
Shares redeemed
Class A	(13,638)	(6,444)	(17,301)	(10,810)	(14,719)	(28,808)
Class B	(18)	(2)	(10)	(10)	(26)	(48)
Net increase/(decrease)
Class A	(136)	2,840	582	6,711	7,007	7,405
Class B	(12)	1	2	(1)	1	(19)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$26,952	$61,249	$59,859	$150,426	$329,449	$138,537
Proceeds from sales of securities	26,106	30,986	54,924	62,840	114,753	87,122

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Dow 10 Fund

Class A
06/30/2012	$11.81	$0.19	$0.82	$1.01	$—		$—	$12.82	8.55%	$467,922	26%	0.67%	3.22%
12/31/2011	10.01	0.35	1.45	1.80	—		—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—		—	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	—		—	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43	(6.34)	(5.91)	—		—	6.93	(46.03)	335,802	24	0.67	4.24
12/31/2007	12.71	0.39	(0.26)	0.13	—		—	12.84	1.02	815,451	11	0.66	2.92
JNL/Mellon Capital Management S&P 10 Fund

Class A
06/30/2012	9.25	0.04	1.14	1.18	—		—	10.43	12.76	255,367	118	0.67	0.83
12/31/2011	10.94	0.09	(1.78)	(1.69)	—		—	9.25	(15.45)	205,887	109	0.67	0.88
12/31/2010	9.82	0.10	1.02	1.12	—		—	10.94	11.41	289,648	114	0.67	1.01
12/31/2009	8.20	0.15	1.47	1.62	—		—	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	—		—	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14	0.64	0.78	—		—	16.28	5.03	833,585	111	0.65	0.87
JNL/Mellon Capital Management Global 15 Fund

Class A
06/30/2012	15.54	0.45	0.84	1.29	—		—	16.83	8.30	401,764	43	0.70	5.48
12/31/2011	16.94	0.67	(2.07)	(1.40)	—		—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—		—	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	—		—	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	—		—	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68	1.51	2.19	—		—	21.89	11.12	1,308,309	34	0.69	3.13
JNL/Mellon Capital Management Nasdaq 25 Fund

Class A
06/30/2012	11.67	0.03	1.49	1.52	—		—	13.19	13.02	342,192	77	0.69	0.43
12/31/2011	11.50	0.04	0.19	0.23	(0.06)		—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)		—	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	—		—	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00	)(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)	2.18	2.16	—		—	13.42	19.18	111,306	161	0.74	(0.20)
Class B
06/30/2012	8.97	0.03	1.14	1.17	—		—	10.14	13.04	207	77	0.49	0.63
12/31/2011	8.84	0.04	0.16	0.20	(0.07)		—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)		—	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	—		—	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/31/2007 *	10.00	0.00	0.52	0.52	—		—	10.52	5.20	105	161	0.54	0.42
JNL/Mellon Capital Management Value Line 30 Fund

Class A
06/30/2012	10.12	0.10	0.31	0.41	—		—	10.53	4.05	753,682	101	0.74	1.89
12/31/2011	13.14	0.01	(3.03)	(3.02)	—		—	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)		—	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		—	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04	3.03	3.07	—		—	18.77	19.55	1,166,889	159	0.79	0.23
Class B
06/30/2012	5.12	0.06	0.15	0.21	—		—	5.33	4.10	191	101	0.54	2.09
12/31/2011	6.64	0.01	(1.53)	(1.52)	—		—	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)		—	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		—	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/31/2007 *	10.00	0.02	0.11	0.13	—		—	10.13	1.30	101	159	0.59	3.20

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Dow Dividend Fund

Class A
06/30/2012	$6.83	$0.12	$0.14	$0.26	$—		$—	$7.09	3.81%	$350,213	60%	0.67%	3.57%
12/31/2011	6.65	0.26	0.12	0.38	(0.20)		—	6.83	5.77	318,594	64	0.67	3.83
12/31/2010	6.10	0.23	0.50	0.73	(0.18)		—	6.65	12.05	271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)		—	6.10	20.03	244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)		(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	—		—	10.79	(10.01)	400,792	110	0.67	3.08
Class B
06/30/2012	5.84	0.11	0.11	0.22	—		—	6.06	3.77	204	60	0.47	3.72
12/31/2011	5.71	0.23	0.11	0.34	(0.21)		—	5.84	6.05	196	64	0.47	4.03
12/31/2010	5.26	0.20	0.44	0.64	(0.19)		—	5.71	12.27	134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)		—	5.26	20.39	155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)		(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/31/2007 *	10.00	0.03	(0.57)	(0.54)	—		—	9.46	(5.40)	95	110	0.48	4.57
JNL/Mellon Capital Management S&P 24 Fund

Class A
06/30/2012	10.60	0.07	0.79	0.86	—		—	11.46	8.11	574,234	87	0.66	1.29
12/31/2011	10.15	0.07	0.43	0.50	(0.05)		—	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)		—	10.15	16.70	367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)		—	8.72	18.70	138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	—		(0.09)	7.36	(32.73)	32,072	117	0.74	0.93
12/31/2007	10.30	0.11	0.67	0.78	—		—	11.08	7.57	23,326	184	0.73	1.03
Class B
06/30/2012	9.50	0.07	0.71	0.78	—		—	10.28	8.21	355	87	0.46	1.49
12/31/2011	9.09	0.08	0.39	0.47	(0.06)		—	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)		—	9.09	16.76	173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)		—	7.81	19.18	110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	—		(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/31/2007 *	10.00	0.00	(0.11)	(0.11)	—		—	9.89	(1.10)	99	184	0.54	0.06
JNL/Mellon Capital Management S&P SMid 60 Fund

Class A
06/30/2012	9.93	0.05	0.42	0.47	—		—	10.40	4.73	515,342	77	0.66	0.89
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)		(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)		—	11.33	20.76	377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)		—	9.39	61.59	196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00	)(e)	(0.17)	5.85	(30.22)	45,155	152	0.73	2.74
12/31/2007 *	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)	8.66	(10.71)	37,981	130	0.73	4.26
Class B
06/30/2012	9.85	0.06	0.41	0.47	—		—	10.32	4.77	206	77	0.46	1.09
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)		(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)		—	11.22	20.81	329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		—	9.30	61.79	188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00	)(e)	(0.17)	5.79	(30.10)	65	152	0.53	2.86
12/31/2007 *	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)	8.56	(10.58)	97	130	0.53	3.81

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management NYSE International 25 Fund

Class A
06/30/2012	$5.45	$0.11	$(0.33)	$(0.22)	$—		$—	$5.23	(4.04)%	$73,297	61%	0.77%	3.85%
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)		—	5.45	(23.86)	71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)		—	7.36	2.26	101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		—	7.35	35.56	85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00	)(e)	(0.45)	5.65	(45.79)	54,050	71	0.80	4.47
12/31/2007 *	10.00	0.52	1.16	1.68	(0.29)		(0.09)	11.30	16.91	67,684	100	0.81	6.94
Class B
06/30/2012	5.36	0.11	(0.32)	(0.21)	—		—	5.15	(3.92)	113	61	0.57	3.99
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)		—	5.36	(23.64)	114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)		—	7.24	2.45	138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		—	7.23	35.60	139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00	)(e)	(0.45)	5.57	(45.62)	111	71	0.60	4.76
12/31/2007 *	10.00	0.49	1.19	1.68	(0.47)		(0.09)	11.12	17.03	188	100	0.61	6.66
JNL/Mellon Capital Management 25 Fund

Class A
06/30/2012	13.26	0.22	0.50	0.72	—		—	13.98	5.43	582,546	79	0.64	3.16
12/31/2011	12.50	0.33	0.78	1.11	(0.35)		—	13.26	8.87	588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)		—	12.50	22.85	544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)		—	10.40	52.94	409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)		(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)		(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
Class B
06/30/2012	13.37	0.23	0.50	0.73	—		—	14.10	5.46	484	79	0.44	3.36
12/31/2011	12.59	0.35	0.80	1.15	(0.37)		—	13.37	9.15	501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)		—	12.59	23.16	423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)		—	10.46	53.31	253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)		(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)		(0.25)	13.36	(2.59)	293	66	0.44	2.29
JNL/Mellon Capital Management Select Small-Cap Fund

Class A
06/30/2012	11.12	0.06	0.97	1.03	—		—	12.15	9.26	241,067	86	0.65	1.03
12/31/2011	11.09	0.03	0.12	0.15	(0.12)		—	11.12	1.36	246,853	92	0.65	0.25
12/31/2010	9.67	0.09	1.38	1.47	(0.05)		—	11.09	15.23	287,058	95	0.65	0.97
12/31/2009	9.30	0.05	0.40	0.45	(0.08)		—	9.67	4.89	337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)		(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	—		(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
Class B
06/30/2012	11.10	0.07	0.98	1.05	—		—	12.15	9.46	117	86	0.45	1.22
12/31/2011	11.07	0.05	0.13	0.18	(0.15)		—	11.10	1.59	105	92	0.45	0.45
12/31/2010	9.66	0.12	1.36	1.48	(0.07)		—	11.07	15.38	110	95	0.45	1.21
12/31/2009	9.30	0.07	0.40	0.47	(0.11)		—	9.66	5.10	100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)		(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	—		(2.20)	19.22	(10.32)	179	107	0.45	0.43

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management JNL 5 Fund

Class A
06/30/2012	$8.23	$0.11	$0.60	$0.71	$—		$—	$8.94	8.63%	$3,078,325	64%	0.64%	2.45%
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)		—	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)		—	8.70	17.11	3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)		—	7.58	23.74	3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)		(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)		(0.17)	14.24	1.51	5,684,481	90	0.64	1.95
Class B
06/30/2012	8.25	0.12	0.60	0.72	—		—	8.97	8.73	8,475	64	0.44	2.65
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)		—	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)		—	8.72	17.27	9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)		—	7.60	24.19	8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)		(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)		(0.17)	14.29	1.78	10,550	90	0.44	2.15
JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
06/30/2012	7.85	0.16	0.24	0.40	—		—	8.25	5.10	359,339	66	0.68	3.79
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)		—	7.85	(9.84)	356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)		—	8.89	13.67	497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		—	7.97	37.72	458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00	)(e)	(0.53)	5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)	11.99	13.58	407,297	116	0.71	1.58
Class B
06/30/2012	7.81	0.17	0.23	0.40	—		—	8.21	5.12	936	66	0.48	4.06
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)		—	7.81	(9.77)	836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)		—	8.86	14.04	1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		—	7.93	38.00	953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00	)(e)	(0.53)	5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)	11.91	13.80	540	116	0.52	1.81
JNL/Mellon Capital Management VIP Fund

Class A
06/30/2012	6.62	0.09	0.23	0.32	—		—	6.94	4.83	250,207	71	0.68	2.63
12/31/2011	6.97	0.13	(0.38)	(0.25)	(0.10)		—	6.62	(3.66)	256,342	79	0.68	1.83
12/31/2010	6.18	0.11	0.83	0.94	(0.15)		—	6.97	15.32	297,498	101	0.69	1.73
12/31/2009	5.06	0.09	1.12	1.21	(0.09)		—	6.18	23.95	330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)		(2.96)	5.06	(42.83)	250,184	79	0.69	1.39
12/31/2007	13.56	0.17	1.30	1.47	(0.10)		(0.38)	14.55	10.91	448,864	148	0.69	1.18
Class B
06/30/2012	6.63	0.10	0.23	0.33	—		—	6.96	4.98	909	71	0.48	2.86
12/31/2011	6.98	0.14	(0.38)	(0.24)	(0.11)		—	6.63	(3.45)	870	79	0.48	2.03
12/31/2010	6.20	0.12	0.83	0.95	(0.17)		—	6.98	15.31	979	101	0.49	1.95
12/31/2009	5.07	0.11	1.12	1.23	(0.10)		—	6.20	24.37	845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)		(2.96)	5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)		(0.38)	14.59	11.07	1,180	148	0.49	1.36

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Communications Sector Fund

Class A
06/30/2012	$3.26	$0.06	$0.35	$0.41	$—	$—	$3.67	12.58%	$82,560	10%	0.71%	3.47%
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	—	2.89	25.59	40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)	(0.29)	5.78	4.30	86,673	38	0.72	1.98
Class B
06/30/2012	3.11	0.06	0.34	0.40	—	—	3.51	12.86	142	10	0.51	3.64
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	—	2.77	26.12	110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)	(0.29)	5.66	4.46	231	38	0.52	2.15
JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
06/30/2012	10.53	0.05	1.48	1.53	—	—	12.06	14.53	159,983	19	0.69	0.89
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	—	8.12	33.14	34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)	23,446	56	0.75	0.84
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)	(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
Class B
06/30/2012	10.63	0.06	1.49	1.55	—	—	12.18	14.68	232	19	0.49	1.09
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	—	8.18	33.41	109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)	(0.45)	11.12	(7.67)	112	65	0.55	0.53
JNL/Mellon Capital Management Financial Sector Fund

Class A
06/30/2012	6.21	0.05	0.79	0.84	—	—	7.05	13.53	212,542	14	0.68	1.57
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	—	6.41	18.62	147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)	(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
Class B
06/30/2012	6.19	0.06	0.79	0.85	—	—	7.04	13.73	258	14	0.48	1.78
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	—	6.39	18.80	236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)	(0.63)	12.34	(17.17)	209	40	0.54	2.38

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios (b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Healthcare Sector Fund

Class A
06/30/2012	$12.48	$0.10	$1.38	$1.48	$—		$—	$13.96	11.86%	$347,055	8%	0.67%	1.53%
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		—	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)		(0.46)	13.34	7.65	113,281	31	0.72	1.09
Class B
06/30/2012	12.47	0.11	1.39	1.50	—		—	13.97	12.03	397	8	0.47	1.72
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		—	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)		(0.46)	13.31	7.83	166	31	0.52	1.28
JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
06/30/2012	27.43	0.19	(0.87)	(0.68)	—		—	26.75	(2.48)	832,538	10	0.66	1.34
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		—	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
12/31/2007	28.99	0.23	9.91	10.14	(0.16)		(2.14)	36.83	35.29	515,660	28	0.67	0.67
Class B
06/30/2012	27.77	0.22	(0.89)	(0.67)	—		—	27.10	(2.41)	1,114	10	0.46	1.57
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		—	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)		(2.14)	37.17	35.57	865	28	0.47	0.85
JNL/Mellon Capital Management Technology Sector Fund

Class A
06/30/2012	7.03	0.02	0.81	0.83	—		—	7.86	11.81	425,755	12	0.67	0.42
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		—	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	—	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00	)(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	0.00	0.99	0.99	—		(0.15)	7.68	14.56	104,335	33	0.73	0.02
Class B
06/30/2012	7.10	0.03	0.82	0.85	—		—	7.95	11.97	361	12	0.47	0.65
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		—	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		—	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	—		(0.15)	7.74	14.77	245	33	0.53	0.21

*  Commencement of operations was as follows: JNL/Mellon Capital Management Nasdaq 25 Fund Class B - December 3, 2007; JNL/Mellon Capital Management Value Line 30 Fund Class B — December 3, 2007; JNL/Mellon Capital Management Dow Dividend Fund Class B — December 3, 2007; JNL/Mellon Capital Management S&P 24 Fund Class B - December 3, 2007; JNL/Mellon Capital Management S&P SMid 60 Fund — April 30, 2007; JNL/Mellon Capital Management NYSE International 25 Fund — April 30, 2007.

(a)     Calculated using the average shares method.

(b)     Annualized for periods less than one year.

(c)      Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)     Not annualized for periods of less than one year.

(e)      Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001.  The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds”), each sub-advised by Mellon Capital Management Corporation:  JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq 25 Fund, JNL/Mellon Capital Management Value Line 30 Fund, JNL/Mellon Capital Management Dow Dividend Fund, JNL/Mellon Capital Management S&P 24 Fund, JNL/Mellon Capital Management S&P SMid 60 Fund, JNL/Mellon Capital Management NYSE International 25 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Optimized 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund.  The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus.  The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNAM serves as investment adviser to each of the Funds.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund, and JNL/Mellon Capital Management Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation — Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Recent Accounting Pronouncements - In May 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Entities need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for Level 3 fair valuations.  ASU 2011-04 is effective for the Funds in the current reporting period and the disclosures required under ASU 2011-04 are included in these Notes to Financial Statements.

In December 2011, FASB released ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

Distributions to Shareholders — The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications — In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$465,726	$—	$—	$465,726
Short Term Investments	36,134	—	—	36,134
Fund Total	$501,860	$—	$—	$501,860

JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$255,949	$—	$—	$255,949
Short Term Investments	2,677	—	—	2,677
Fund Total	$258,626	$—	$—	$258,626

JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$145,640	$249,281	$—	$394,921
Short Term Investments	1,581	—	—	1,581
Fund Total	$147,221	$249,281	$—	$396,502

JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$340,835	$—	$—	$340,835
Short Term Investments	4,914	—	—	4,914
Fund Total	$345,749	$—	$—	$345,749

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$750,818	$—	$—	$750,818
Short Term Investments	2,197	—	—	2,197
Fund Total	$753,015	$—	$—	$753,015

JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$349,078	$—	$—	$349,078
Short Term Investments	29,420	—	—	29,420
Fund Total	$378,498	$—	$—	$378,498

JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$573,905	$—	$—	$573,905
Short Term Investments	5,136	—	—	5,136
Fund Total	$579,041	$—	$—	$579,041

JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$515,239	$—	$—	$515,239
Short Term Investments	45,349	—	—	45,349
Fund Total	$560,588	$—	$—	$560,588

JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$73,544	$—	$—	$73,544
Short Term Investments	15,562	—	—	15,562
Fund Total	$89,106	$—	$—	$89,106

JNL/Mellon Capital Management 25 Fund
Common Stocks	$581,177	$—	$—	$581,177
Short Term Investments	46,493	—	—	46,493
Fund Total	$627,670	$—	$—	$627,670

JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$240,964	$—	$—	$240,964
Short Term Investments	28,011	—	—	28,011
Fund Total	$268,975	$—	$—	$268,975

JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$2,635,652	$436,019	$—	$3,071,671
Short Term Investments	140,797	—	—	140,797
Fund Total	$2,776,449	$436,019	$—	$3,212,468

JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$249,511	$108,282	$—	$357,793
Short Term Investments	8,363	—	—	8,363
Fund Total	$257,874	$108,282	$—	$366,156

JNL/Mellon Capital Management VIP Fund
Common Stocks	$214,569	$35,388	$—	$249,957
Short Term Investments	10,874	—	—	10,874
Fund Total	$225,443	$35,388	$—	$260,831

JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$83,617	$—	$—	$83,617
Short Term Investments	15,489	—	—	15,489
Fund Total	$99,106	$—	$—	$99,106

JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$158,856	$—	$—	$158,856
Short Term Investments	9,583	—	—	9,583
Fund Total	$168,439	$—	$—	$168,439

JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$212,237	$—	$—	$212,237
Short Term Investments	9,691	—	—	9,691
Fund Total	$221,928	$—	$—	$221,928

JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$346,216	$—	$—	$346,216
Short Term Investments	12,373	—	—	12,373
Fund Total	$358,589	$—	$—	$358,589

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$830,321	$—	$—	$830,321
Short Term Investments	20,898	—	—	20,898
Fund Total	$851,219	$—	$—	$851,219
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$425,676	$—	$—	$425,676
Short Term Investments	10,718	—	—	10,718
Fund Total	$436,394	$—	$—	$436,394

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes material recurring transfers (in thousands) between Level 1 and Level 2 valuations during the period ended June 30, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$—	$140,644
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$—	$199,387
JNL/Mellon Capital Management Optimized 5 Fund
Common Stocks	$—	$71,010
JNL/Mellon Capital Management VIP Fund
Common Stocks	$—	$22,769

There were no significant transfers into or out of Level 3 during the period. There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2012.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk — A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee — JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2012, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  JNL/Mellon Capital Management Financial Sector Fund

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6.  INCOME TAX MATTERS

JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2011.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2011, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/Mellon Capital Management Value Line 30 Fund	$313,232	2017
JNL/Mellon Capital Management Dow Dividend Fund	187,859	2016-2018
JNL/Mellon Capital Management NYSE International 25 Fund	20,164	2016-2017
JNL/Mellon Capital Management Select Small-Cap Fund	221,691	2017
JNL/Mellon Capital Management JNL 5 Fund	1,794,172	2017
JNL/Mellon Capital Management JNL Optimized 5 Fund	109,562	2017
JNL/Mellon Capital Management VIP Fund	114,748	2017
JNL/Mellon Capital Management Communications Sector Fund	15,492	2016-2018
JNL/Mellon Capital Management Financial Sector Fund	7,548	2017-2018

At December 31, 2011, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/Mellon Capital Management NYSE International 25 Fund	$209	$4,307

At December 31, 2011, the Funds’ last fiscal year end, the Funds had no capital, currency and/or passive foreign investment company (“PFIC”) mark-to-market losses realized after October 31, 2011 (“Post-October losses”).

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2012

As of June 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$309,662	$45,939	$(9,852)	$36,087
JNL/Mellon Capital Management Value Line 30 Fund	755,124	41,554	(43,663)	(2,109)
JNL/Mellon Capital Management Dow Dividend Fund	381,037	24,273	(26,812)	(2,539)
JNL/Mellon Capital Management S&P 24 Fund	531,122	63,048	(15,129)	47,919
JNL/Mellon Capital Management S&P SMid 60 Fund	559,155	39,563	(38,130)	1,433
JNL/Mellon Capital Management NYSE International 25 Fund	116,950	1,031	(28,875)	(27,844)
JNL/Mellon Capital Management 25 Fund	645,949	18,839	(37,118)	(18,279)
JNL/Mellon Capital Management Select Small-Cap Fund	266,268	20,469	(17,762)	2,707
JNL/Mellon Capital Management JNL 5 Fund	2,999,035	378,895	(165,462)	213,433
JNL/Mellon Capital Management JNL Optimized 5 Fund	382,758	33,271	(49,873)	(16,602)
JNL/Mellon Capital Management VIP Fund	259,222	27,247	(25,638)	1,609
JNL/Mellon Capital Management Communications Sector Fund	94,800	11,891	(7,585)	4,306
JNL/Mellon Capital Management Consumer Brands Sector Fund	155,099	19,960	(6,620)	13,340
JNL/Mellon Capital Management Financial Sector Fund	247,563	17,237	(42,872)	(25,635)
JNL/Mellon Capital Management Healthcare Sector Fund	337,005	34,088	(12,504)	21,584
JNL/Mellon Capital Management Oil & Gas Sector Fund	856,385	86,631	(91,797)	(5,166)
JNL/Mellon Capital Management Technology Sector Fund	388,901	79,272	(31,779)	47,493

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2011 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management Nasdaq 25 Fund	$1,478	$—
JNL/Mellon Capital Management Dow Dividend Fund	8,733	—
JNL/Mellon Capital Management S&P 24 Fund	2,575	—
JNL/Mellon Capital Management S&P SMid 60 Fund	13,684	12,054
JNL/Mellon Capital Management NYSE International 25 Fund	2,086	—
JNL/Mellon Capital Management 25 Fund	14,536	—
JNL/Mellon Capital Management Select Small-Cap Fund	2,666	—
JNL/Mellon Capital Management JNL 5 Fund	103,817	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	7,554	—
JNL/Mellon Capital Management VIP Fund	3,692	—
JNL/Mellon Capital Management Communications Sector Fund	1,674	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	483	—
JNL/Mellon Capital Management Financial Sector Fund	1,384	—
JNL/Mellon Capital Management Healthcare Sector Fund	2,142	—
JNL/Mellon Capital Management Oil & Gas Sector Fund	6,477	—
JNL/Mellon Capital Management Technology Sector Fund	660	7,394

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2008, 2009, 2010 and 2011 which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2012.

NOTE 7.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2012

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  The information in this section can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management Dow 10 Fund
Class A	$1,000.00	$1,085.50	0.67%	$3.47	$1,000.00	$1,021.55	0.67%	$3.37
JNL/Mellon Capital Management S&P 10 Fund
Class A	1,000.00	1,127.60	0.67	3.54	1,000.00	1,021.52	0.67	3.37
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,083.00	0.70	3.63	1,000.00	1,021.37	0.70	3.52
JNL/Mellon Capital Management Nasdaq 25 Fund
Class A	1,000.00	1,130.20	0.69	3.65	1,000.00	1,021.45	0.69	3.47
Class B	1,000.00	1,130.40	0.49	2.60	1,000.00	1,022.45	0.49	2.46
JNL/Mellon Capital Management Value Line 30 Fund
Class A	1,000.00	1,040.50	0.74	3.75	1,000.00	1,021.19	0.74	3.72
Class B	1,000.00	1,041.00	0.54	2.74	1,000.00	1,022.18	0.54	2.72
JNL/Mellon Capital Management Dow Dividend Fund
Class A	1,000.00	1,038.10	0.67	3.40	1,000.00	1,021.54	0.67	3.37
Class B	1,000.00	1,037.70	0.47	2.38	1,000.00	1,022.53	0.47	2.36
JNL/Mellon Capital Management S&P 24 Fund
Class A	1,000.00	1,081.10	0.66	3.42	1,000.00	1,021.58	0.66	3.32
Class B	1,000.00	1,082.10	0.46	2.38	1,000.00	1,022.57	0.46	2.31
JNL/Mellon Capital Management S&P SMid 60 Fund
Class A	1,000.00	1,047.30	0.66	3.36	1,000.00	1,021.57	0.66	3.32
Class B	1,000.00	1,047.70	0.46	2.34	1,000.00	1,022.56	0.46	2.31
JNL/Mellon Capital Management NYSE International 25 Fund
Class A	1,000.00	959.60	0.77	3.75	1,000.00	1,021.02	0.77	3.87
Class B	1,000.00	960.80	0.57	2.78	1,000.00	1,022.02	0.57	2.87
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	1,054.30	0.64	3.27	1,000.00	1,021.67	0.64	3.22
Class B	1,000.00	1,054.60	0.44	2.25	1,000.00	1,022.67	0.44	2.21
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	1,092.60	0.65	3.38	1,000.00	1,021.62	0.65	3.27
Class B	1,000.00	1,094.60	0.45	2.34	1,000.00	1,022.62	0.45	2.26
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,086.30	0.64%	3.32	1,000.00	1,021.69	0.64	3.22
Class B	1,000.00	1,087.30	0.44	2.28	1,000.00	1,022.69	0.44	2.21

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	$1,000.00	$1,051.00	0.68%	$3.47	$1,000.00	$1,021.47	0.68%	$3.42
Class B	1,000.00	1,051.20	0.48	2.45	1,000.00	1,022.47	0.48	2.41
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	1,048.30	0.68	3.46	1,000.00	1,021.47	0.68	3.42
Class B	1,000.00	1,049.80	0.48	2.45	1,000.00	1,022.47	0.48	2.41
JNL/Mellon Capital Management Communications Sector Fund
Class A	1,000.00	1,125.80	0.71	3.75	1,000.00	1,021.33	0.71	3.57
Class B	1,000.00	1,128.60	0.51	2.70	1,000.00	1,022.32	0.51	2.56
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	1,145.30	0.69	3.68	1,000.00	1,021.44	0.69	3.47
Class B	1,000.00	1,146.80	0.49	2.62	1,000.00	1,022.44	0.49	2.46
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	1,135.30	0.68	3.61	1,000.00	1,021.49	0.68	3.42
Class B	1,000.00	1,137.30	0.48	2.55	1,000.00	1,022.48	0.48	2.41
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,118.60	0.67	3.53	1,000.00	1,021.54	0.67	3.37
Class B	1,000.00	1,120.30	0.47	2.48	1,000.00	1,022.53	0.47	2.36
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	975.20	0.66	3.24	1,000.00	1,021.58	0.66	3.32
Class B	1,000.00	975.90	0.46	2.26	1,000.00	1,022.58	0.46	2.31
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,118.10	0.67	3.53	1,000.00	1,021.55	0.67	3.37
Class B	1,000.00	1,119.70	0.47	2.48	1,000.00	1,022.54	0.47	2.36

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to the Sub-Adviser.  The Funds have adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Adviser generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.   In addition, the Sub-Adviser will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (THE “FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2012:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$10,167	$0	$0	$84,000	(4)
William J. Crowley, Jr.	$11,377	$0	$0	$94,000	(5)
Dominic D’Annunzio	$10,470	$0	$0	$86,500	(6)
Michelle Engler (3)	$12,285	$0	$0	$101,500
James Henry	$10,470	$0	$0	$86,500	(7)
Richard McLellan	$9,864	$0	$0	$81,500
William R. Rybak	$11,075	$0	$0	$91,500
Patricia Woodworth	$10,167	$0	$0	$84,000	(8)
Steven J. Fredricks (2)	$27,112	$0	$0	$224,000

(1)   The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $709,500.

(2)   Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)   Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)   Amount includes $4,200 deferred by Mr. Bouchard.

(5)   Amount includes $70,500 deferred by Mr. Crowley.

(6)   Amount includes $43,250 deferred by Mr. D’Annunzio.

(7)   Amount includes $77,850 deferred by Mr. Henry.

(8)  Amount includes $84,000 deferred by Ms. Woodworth.

JNL VARIABLE FUND LLC

(THE “JNL VARIABLE FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with each Fund’s sub-adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 11-12, 2012, the Board, including all of the independent managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements.  In advance of the meeting, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2013.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Fund.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark.  This consideration was based on JNAM’s assertion that the custom or blended benchmark is in some circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information.  The performance reviewed by the Board was for periods ended on December 31, 2011 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL/Mellon Capital Management DowSM 10 Fund.  The Board considered that the Fund outperformed its peer group for the one- and ten-year periods, but underperformed its peer group for the five-year period. The Board took into account that the Fund’s gross performance as of March 31,

2012 was equal to or better than that of its custom benchmark for four out of the last five years. The Board noted that the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 10 Fund.  The Board considered that the Fund underperformed its peer group for the one-year period, outperformed its peer group for the five-year period, and performed in-line with its peer group for the ten-year period.  The Board also considered that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy, which is to invest in 10 companies from the S&P 500 index.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund.  The Board noted that the Fund’s performance was equal to its peer group average for the five- and ten-year periods, though it underperformed its custom benchmark for all periods.  The Board noted the Advisers assertion that the Fund is managed in a manner consistent with its unique investment strategy. The Board considered that as of March 31, 2012 the Fund performed consistently with its custom benchmark for the one-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund.  The Board took into account that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board considered that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one- and five-year periods.  The Board noted that there is no peer group performance information available for all periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund.  The Board took into account that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted that there is no peer group performance information available for all periods.  The Board noted that the Fund’s gross performance as of March 31, 2012 outperformed its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 25 Fund.  The Board took into account that the Fund outperformed its peer group for the one-, five- and since inception periods, though it underperformed its custom benchmark for one- and five-year periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line® 30 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one- and five-year periods and underperformed its peer group for all periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one-year period and outperformed its benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM Dividend Fund.  The Board considered that the Fund outperformed its peer group for the one-year period.  The Board noted the Adviser’s assertion, however, that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 24 Fund.  The Board took into account that, while the Fund underperformed its custom benchmark for the one- and five-year periods, the Fund is managed in a manner consistent with its unique investment strategy.  The Board noted that there is no peer group performance information available for all periods.  The Board also considered that the Fund’s gross performance as of March 31, 2012 underperformed its custom benchmark for the one-year period but outperformed its custom benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund.  The Board considered that the Fund underperformed its peer group and custom benchmark for all periods.  The Board also considered the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy.  The Board noted that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the five-year period and slightly lagged its custom benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund.  The Board took into account that the Fund underperformed its custom benchmark and the peer group for the one- and five-year periods.  The Board noted, however, the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted that there is no peer group performance information available for all periods.  The Board also noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of

March 31, 2012 tracked its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® SMid 60 Fund.  The Board considered that the Fund underperformed its custom benchmark for the one-year period. The Board noted that there is no peer group performance information available for all periods.  The Board noted the Adviser’s assertion that Fund is managed in a manner consisted with its unique investment strategy.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management NYSE® International 25 Fund.  The Board took into account that the Fund performed in-line with its peer group since inception, but that it underperformed its custom benchmark and peer group for the one-year period.  The Board noted the Adviser’s assertion that Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2012 outperformed its custom benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund.  The Board considered that the Fund outperformed its peer group for the five- and ten-year periods and benchmark for the ten-year period, though it underperformed its benchmark and peer group for the one-year period.  The Board noted that the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the five-year period and outperformed its benchmark for the ten-year period.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund.  The Board took into account that the Fund outperformed the peer group for all periods.  The Board noted that the Fund outperformed the benchmark for the ten-year period, but underperformed its benchmark for the one- and five-year periods.  The Board also took under consideration that the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the one- and five-year periods and outperformed its benchmark for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund.  The Board took into account that the Fund outperformed its peer group for all periods and outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and ten-year periods.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Healthcare Sector Fund.  The Board noted that the Fund outperformed its peer group for all periods, though it underperformed its benchmark for all periods.  The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and that the Fund’s gross performance as of March 31, 2012 tracked its custom benchmark for the one-, five- and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund.  The Board considered that the Fund outperformed its peer group for all periods and outperformed its benchmark for the ten-year period, but underperformed its benchmark for the one- and five- year periods.  The Board also considered that the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the one- and five-year periods and outperformed its benchmark for the ten-year period.  The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund.  The Board took under consideration that the Fund outperformed its peer group for all periods.  The Board also took into account that the Fund’s gross performance as of March 31, 2012 tracked its benchmark for the one- and five- year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital Management S&P® 10 Fund and S&P® 24 Fund.  The Board considered that each Fund’s advisory fees are higher than the peer group average and each Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that each Fund’s total expense ratio is slightly higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management: DowSM 10 Fund Global 15 Fund, 25 Fund, Select Small Cap Fund, DowSM Dividend Fund, JNL Optimized 5 Fund, S&P® SMid 60 Fund and NYSE® International 25 Fund.  The Board took into account that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management: Communications Sector Fund, Consumer Brands Sector Fund, Financial Sector Fund, Healthcare Sector Fund, Oil & Gas Sector Fund, Technology Sector Fund, JNL 5 Fund, Nasdaq® 25 Fund, Value Line® 30 Fund, and VIP Fund.  The Board took into account that each Fund’s advisory fees are lower than the peer group average.  Each Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In addition, certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund(s), the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

JNL Series Trust	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

VADV6413 07/12

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Select Small-Cap Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2012, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

JNL/Mellon Capital Management Select Small-Cap Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	22.1%
Consumer Discretionary	21.4
Financials	12.1
Industrials	10.3
Consumer Staples	8.7
Health Care	7.8
Materials	4.9
Telecommunication Services	1.3
Energy	1.0
Short Term Investments	10.4
Total Investments	100.0%

	Shares/Par	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 23.9%
BJ’s Restaurants Inc. (c)	59	$2,252
Body Central Corp. (c) (d)	35	316
Bridgepoint Education Inc. (c) (d)	110	2,401
Buffalo Wild Wings Inc. (c)	39	3,364
Coinstar Inc. (c) (d)	65	4,488
DSW Inc.	68	3,673
Finish Line	107	2,248
Group 1 Automotive Inc. (d)	48	2,199
Helen of Troy Ltd. (c)	66	2,251
Hibbett Sports Inc. (c)	56	3,223
Knology Inc. (c)	81	1,593
Men’s Wearhouse Inc.	108	3,033
Monro Muffler Brake Inc.	65	2,175
Papa John’s International Inc. (c)	51	2,432
Peets Coffee & Tea Inc. (c) (d)	28	1,681
Pep Boys-Manny Moe & Jack	110	1,090
Pool Corp.	100	4,045
Red Robin Gourmet Burgers Inc. (c)	31	944
Scholastic Corp.	62	1,748
Shuffle Master Inc. (c)	116	1,607
Sonic Automotive Inc. (d)	86	1,170
Standard Motor Products Inc.	48	672
Steven Madden Ltd. (c)	93	2,943
Vitamin Shoppe Inc. (c)	62	3,380
Zumiez Inc. (c) (d)	66	2,603
		57,531
CONSUMER STAPLES - 9.7%
Cal-Maine Foods Inc. (d)	45	1,766
Casey’s General Stores Inc.	80	4,746
Darling International Inc. (c)	247	4,071
Elizabeth Arden Inc. (c)	62	2,395
Hain Celestial Group Inc. (c)	94	5,159
Prestige Brands Holdings Inc. (c)	106	1,676
Snyders-Lance Inc.	143	3,606
		23,419
ENERGY - 1.2%
Approach Resources Inc. (c) (d)	70	1,790
VAALCO Energy Inc. (c)	121	1,045
		2,835
FINANCIALS - 13.5%
AmTrust Financial Services Inc. (d)	127	3,767
Bank of the Ozarks Inc.	73	2,198
Cardtronics Inc. (c)	93	2,797
Columbia Banking System Inc.	84	1,578
Main Street Capital Corp.	56	1,366
MarketAxess Holdings Inc.	76	2,034
Ocwen Financial Corp. (c)	274	5,150
RLI Corp.	45	3,045
Sovran Self Storage Inc.	61	3,062
Texas Capital Bancshares Inc. (c)	80	3,212
Umpqua Holdings Corp.	238	3,129
Virtus Investment Partners Inc. (c)	16	1,317
		32,655
HEALTH CARE - 8.7%
Acorda Therapeutics Inc. (c)	83	1,965
Air Methods Corp. (c)	26	2,603
Genomic Health Inc. (c)	64	2,125
Luminex Corp. (c) (d)	88	2,157
Medicines Co. (c)	115	2,629
Molina Healthcare Inc. (c)	97	2,283
Neurocrine Biosciences Inc. (c)	140	1,110
Spectrum Pharmaceuticals Inc. (c) (d)	126	1,961
Thoratec Corp. (c)	123	4,144
		20,977
INDUSTRIALS - 11.5%
Acacia Research Corp. (c)	105	3,893
Advisory Board Co. (c)	71	3,504
Allegiant Travel Co. (c)	40	2,795
Applied Industrial Technologies Inc.	89	3,266
Beacon Roofing Supply Inc. (c) (d)	98	2,481
Forward Air Corp.	60	1,945
Generac Holdings Inc. (c)	143	3,442
Mistras Group Inc. (c)	59	1,551
RailAmerica Inc. (c)	107	2,578
RBC Bearings Inc. (c)	47	2,216
		27,671
INFORMATION TECHNOLOGY - 24.6%
ACI Worldwide Inc. (c)	83	3,656
Allot Communications Ltd. (c)	63	1,765
Blackbaud Inc.	95	2,449
Blucora Inc.	84	1,040
Bottomline Technologies Inc. (c)	77	1,393
Cognex Corp.	90	2,852
DealerTrack Holdings Inc. (c)	88	2,654
ExlService Holdings Inc. (c)	66	1,622
EZchip Semiconductor Ltd. (c)	57	2,271
FARO Technologies Inc. (c)	35	1,478
FEI Co. (c)	80	3,813
Heartland Payment Systems Inc.	83	2,484
Insight Enterprises Inc. (c)	94	1,576
InterXion Holding NV (c)	140	2,542
Kulicke & Soffa Industries Inc. (c)	157	1,403
LivePerson Inc. (c)	115	2,199
Mellanox Technologies Ltd. (c)	85	5,997
Monolithic Power Systems Inc. (c)	72	1,436
OSI Systems Inc. (c)	42	2,632
Synaptics Inc. (c) (d)	69	1,981
SYNNEX Corp. (c)	78	2,686
Tyler Technologies Inc. (c)	63	2,553
Ultimate Software Group Inc. (c)	56	4,969
Volterra Semiconductor Corp. (c)	53	1,247
Xyratex Ltd.	58	651
		59,349
MATERIALS - 5.4%
Buckeye Technologies Inc.	83	2,377
Flotek Industries Inc. (c) (d)	105	985
Glatfelter	90	1,475
HB Fuller Co.	105	3,228
KapStone Paper and Packaging Corp. (c)	98	1,555
Schweitzer-Mauduit International Inc.	34	2,290

	Shares/Par	Value
TPC Group Inc. (c)	33	1,207
		13,117
TELECOMMUNICATION SERVICES - 1.4%
Cincinnati Bell Inc. (c) (d)	414	1,541
Cogent Communications Group Inc. (c)	97	1,869
		3,410
Total Common Stocks (cost $236,794)		240,964

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	325	325

Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	27,095	27,095
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	606	591
		27,686
Total Short Term Investments (cost $28,026)		28,011

Total Investments - 111.5% (cost $264,820)		268,975
Other Assets and Liabilities, Net - (11.5%)		(27,791)
Total Net Assets - 100.0%		$241,184

JNL/Mellon Capital Management JNL 5 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	15.9%
Industrials	14.0
Consumer Staples	12.2
Consumer Discretionary	12.1
Information Technology	11.7
Financials	10.3
Materials	9.6
Telecommunication Services	7.0
Energy	2.5
Utilities	0.3
Short Term Investments	4.4
Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 12.6%
American Public Education Inc. (c) (d)	98	$3,132
Autoliv Inc.	435	23,794
BJ’s Restaurants Inc. (c)	155	5,908
Bridgepoint Education Inc. (c) (d)	288	6,282
Buffalo Wild Wings Inc. (c)	101	8,777
CBS Corp.	2,143	70,231
Genesco Inc. (c)	133	7,994
Hibbett Sports Inc. (c)	147	8,458
iRobot Corp. (c) (d)	149	3,295
Jos. A. Bank Clothiers Inc. (c)	154	6,547
Ladbrokes Plc	19,243	47,410
Limited Brands Inc.	1,441	61,281
Lithia Motors Inc. (d)	121	2,800
Men’s Wearhouse Inc.	287	8,078
Papa John’s International Inc. (c)	134	6,359
Peets Coffee & Tea Inc. (c) (d)	71	4,281
Pier 1 Imports Inc.	604	9,927
Red Robin Gourmet Burgers Inc. (c) (d)	80	2,453
Sinclair Broadcast Group Inc.	285	2,585
Standard Motor Products Inc.	124	1,748
Steven Madden Ltd. (c)	237	7,513
TJX Cos. Inc.	1,804	77,430
True Religion Apparel Inc.	143	4,145
Vitamin Shoppe Inc. (c)	160	8,804
		389,232
CONSUMER STAPLES - 12.7%
Andersons Inc.	103	4,412
Boston Beer Co. Inc. - Class A (c) (d)	48	5,781
Campbell Soup Co. (d)	701	23,414
Dr. Pepper Snapple Group Inc.	588	25,725
Elizabeth Arden Inc. (c)	163	6,323
Flowers Foods Inc.	1,227	28,497
Hain Celestial Group Inc. (c) (d)	244	13,427
Kellogg Co.	461	22,744
Kraft Foods Inc. - Class A	2,595	100,217
PepsiCo Inc.	351	24,797
Procter & Gamble Co.	873	53,500
Susser Holdings Corp. (c) (d)	113	4,183
Whole Foods Market Inc.	836	79,671
		392,691
ENERGY - 2.6%
Approach Resources Inc. (c) (d)	182	4,655
GeoResources Inc. (c)	142	5,185
Gulfport Energy Corp. (c)	309	6,369
Newpark Resources Inc. (c) (d)	503	2,969
Williams Cos. Inc.	1,765	50,856
WPX Energy Inc. (c)	583	9,426
		79,460
FINANCIALS - 10.8%
Altisource Portfolio Solutions SA (c) (d)	135	9,862
AmTrust Financial Services Inc. (d)	331	9,842
Bank of China Ltd. (d)	105,186	40,405
Bank of the Ozarks Inc.	188	5,655
Cardtronics Inc. (c)	243	7,344
Cash America International Inc.	164	7,231
China Construction Bank Corp. (d)	55,644	38,443
FNB Corp.	705	7,659
Industrial & Commercial Bank of China (d)	65,420	36,674
Man Group Plc	19,803	23,695
MarketAxess Holdings Inc.	194	5,175
New World Development Ltd. (d)	48,196	56,792
Ocwen Financial Corp. (c)	701	13,162
RLI Corp.	118	8,058
RSA Insurance Group Plc	23,752	40,320
Sovran Self Storage Inc.	156	7,821
Texas Capital Bancshares Inc. (c)	206	8,302
World Acceptance Corp. (c) (d)	81	5,313
		331,753
HEALTH CARE - 16.6%
Abbott Laboratories	413	26,619
Aetna Inc.	1,381	53,547
Air Methods Corp. (c) (d)	71	7,006
Amsurg Corp. (c)	175	5,231
Analogic Corp.	69	4,304
athenahealth Inc. (c) (d)	196	15,546
Genomic Health Inc. (c)	164	5,466
Hi-Tech Pharmacal Co. Inc. (c)	71	2,308
Humana Inc.	665	51,503
IPC The Hospitalist Co. Inc. (c)	90	4,090
Johnson & Johnson	889	60,032
Luminex Corp. (c) (d)	233	5,695
Medicines Co. (c)	300	6,892
Merck & Co. Inc.	1,546	64,534

	Shares/Par	Value
Molina Healthcare Inc. (c)	251	5,893
Momenta Pharmaceuticals Inc. (c)	282	3,814
Pfizer Inc.	4,480	103,041
PharMerica Corp. (c)	161	1,760
Select Medical Holdings Corp. (c)	864	8,735
Team Health Holdings Inc. (c)	367	8,844
UnitedHealth Group Inc.	1,150	67,271
		512,131
INDUSTRIALS - 14.5%
Acacia Research Corp. (c)	236	8,805
Advisory Board Co. (c)	180	8,951
AeroVironment Inc. (c)	121	3,188
Aircastle Ltd.	398	4,799
Avery Dennison Corp.	813	22,227
Colfax Corp. (c)	240	6,620
COSCO Pacific Ltd.	33,256	45,630
CoStar Group Inc. (c) (d)	140	11,367
Eaton Corp. (d)	536	21,226
Emerson Electric Co.	501	23,314
General Electric Co.	5,425	113,049
Huron Consulting Group Inc. (c)	124	3,929
Iron Mountain Inc.	757	24,955
MasTec Inc. (c) (d)	465	6,999
Northrop Grumman Systems Corp.	397	25,321
Raven Industries Inc. (d)	102	7,070
Republic Services Inc.	846	22,392
Team Inc. (c) (d)	107	3,338
Watsco Inc.	354	26,096
WW Grainger Inc.	311	59,531
		448,807
INFORMATION TECHNOLOGY - 12.2%
Ceva Inc. (c) (d)	129	2,269
Cognex Corp.	232	7,337
Coherent Inc. (c)	132	5,735
CommVault Systems Inc. (c)	240	11,918
Computer Sciences Corp.	979	24,307
Entegris Inc. (c)	759	6,479
FARO Technologies Inc. (c)	94	3,970
FEI Co. (c)	207	9,905
Harris Corp.	644	26,962
Heartland Payment Systems Inc.	217	6,520
Insight Enterprises Inc. (c)	241	4,050
Intel Corp.	3,998	106,547
JDA Software Group Inc. (c)	239	7,089
Keynote Systems Inc.	95	1,409
Kulicke & Soffa Industries Inc. (c)	408	3,639
Logica Plc	40,484	67,327
MAXIMUS Inc.	188	9,738
Mellanox Technologies Ltd. (c) (d)	218	15,439
MicroStrategy Inc. - Class A (c)	46	5,949
Nanometrics Inc. (c)	126	1,943
NIC Inc.	352	4,470
OPNET Technologies Inc. (d)	124	3,286
OSI Systems Inc. (c)	110	6,980
Sourcefire Inc. (c)	160	8,202
Tyler Technologies Inc. (c)	163	6,575
Ultimate Software Group Inc. (c)	144	12,824
Ultratech Inc. (c)	142	4,475
		375,344
MATERIALS - 10.0%
Balchem Corp.	162	5,283
Bemis Co. Inc.	772	24,185
Buckeye Technologies Inc.	221	6,293
Commercial Metals Co.	1,685	21,303
Dow Chemical Co.	807	25,431
E.I. du Pont de Nemours & Co.	1,270	64,226
Endeavour Silver Corp. (c)	479	3,889
First Majestic Silver Corp. (c)	579	8,364
Glatfelter (d)	239	3,916
Innospec Inc. (c)	127	3,771
International Paper Co.	788	22,774
Kronos Worldwide Inc. (d)	1,292	20,404
LSB Industries Inc. (c)	122	3,779
MeadWestvaco Corp.	778	22,380
Packaging Corp. of America	921	26,014
RPM International Inc.	947	25,759
Sonoco Products Co.	707	21,327
		309,098
TELECOMMUNICATION SERVICES - 7.2%
AT&T Inc.	3,208	114,409
Cogent Communications Group Inc. (c)	253	4,864
Verizon Communications Inc.	1,453	64,551
Vodafone Group Plc	13,990	39,323
		223,147
UTILITIES - 0.3%
UIL Holdings Corp.	279	10,008

Total Common Stocks (cost $2,833,518)		3,071,671

SHORT TERM INVESTMENTS - 4.6%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	2,500	2,500

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	133,832	133,832
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	4,576	4,465
		138,297
Total Short Term Investments (cost $140,908)		140,797

Total Investments - 104.1% (cost $2,974,426)		3,212,468
Other Assets and Liabilities, Net - (4.1%)		(125,668)
Total Net Assets - 100.0%		$3,086,800

JNL/Mellon Capital Management JNL Optimized 5 Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	24.6%
Financials	11.8
Telecommunication Services	10.0
Health Care	9.5
Consumer Discretionary	9.2
Industrials	8.2
Materials	8.0
Utilities	7.4
Consumer Staples	5.3
Energy	3.7
Short Term Investments	2.3
Total Investments	100.0%

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 9.4%
Advance Auto Parts Inc.	18	$1,257
Autoliv Inc.	31	1,697
Bed Bath & Beyond Inc. (c)	23	1,433

	Shares/Par	Value
Comcast Corp. - Class A	198	6,329
Dollar Tree Inc. (c)	22	1,210
Genesco Inc. (c) (d)	14	841
Kohl’s Corp.	65	2,958
Ladbrokes Plc	1,585	3,905
Liberty Media Corp. (c)	53	943
Macy’s Inc.	107	3,692
Mattel Inc.	87	2,818
News Corp. - Class A	163	3,628
O’Reilly Automotive Inc. (c)	12	1,016
PetSmart Inc.	28	1,936
		33,663
CONSUMER STAPLES - 5.4%
Campbell Soup Co.	49	1,649
Casey’s General Stores Inc.	17	988
Costco Wholesale Corp.	41	3,906
Dr. Pepper Snapple Group Inc.	42	1,828
Flowers Foods Inc.	87	2,019
Kellogg Co.	33	1,604
Kraft Foods Inc. - Class A	86	3,310
PepsiCo Inc.	25	1,756
Smithfield Foods Inc. (c)	41	896
Whole Foods Market Inc.	17	1,612
		19,568
ENERGY - 3.7%
Alliance Resource Partners LP	11	641
Chevron Corp.	81	8,511
ENI SpA	199	4,224
		13,376
FINANCIALS - 12.0%
AXA SA	317	4,237
Banco Santander SA	554	3,664
Bank of China Ltd.	8,694	3,340
BNP Paribas	105	4,043
China Construction Bank Corp.	4,588	3,170
Criteria CaixaCorp SA (d)	854	2,780
DnB NOR ASA	421	4,189
Industrial & Commercial Bank of China	5,394	3,024
Man Group Plc	1,638	1,960
Muenchener Rueckversicherungs AG	34	4,739
New World Development Ltd. (d)	3,987	4,698
RSA Insurance Group Plc	1,958	3,324
		43,168
HEALTH CARE - 9.7%
Abbott Laboratories	182	11,733
Biogen Idec Inc. (c)	23	3,315
Gilead Sciences Inc. (c)	71	3,641
Humana Inc.	42	3,240
Merck & Co. Inc.	228	9,506
Pfizer Inc.	148	3,403
		34,838
INDUSTRIALS - 8.4%
Alaska Air Group Inc. (c)	23	825
Avery Dennison Corp.	58	1,572
COSCO Pacific Ltd.	2,742	3,762
Curtiss-Wright Corp.	24	758
Eaton Corp. (d)	38	1,502
Emerson Electric Co.	35	1,649
General Electric Co.	179	3,738
Iron Mountain Inc.	53	1,757
Kirby Corp. (c)	14	674
Moog Inc. - Class A (c)	20	812
Norfolk Southern Corp.	86	6,157
Northrop Grumman Systems Corp.	28	1,799
Old Dominion Freight Line Inc. (c)	21	922
Republic Services Inc. - Class A	60	1,584
Triumph Group Inc.	15	831
Watsco Inc. (d)	25	1,848
		30,190
INFORMATION TECHNOLOGY - 25.0%
Apple Inc. (c)	21	12,380
Check Point Software Technologies Ltd. (c)	20	980
Cisco Systems Inc.	475	8,151
Computer Sciences Corp.	70	1,728
eBay Inc. (c)	122	5,146
Fiserv Inc. (c)	15	1,054
Google Inc. - Class A (c)	13	7,709
Harris Corp.	46	1,916
Intel Corp.	486	12,958
Intuit Inc.	28	1,664
Jabil Circuit Inc.	54	1,088
KLA-Tencor Corp.	18	875
Logica Plc	3,341	5,556
Maxim Integrated Products Inc.	33	850
Microchip Technology Inc. (d)	24	779
Microsoft Corp.	331	10,116
NeuStar Inc. - Class A (c)	25	843
Nokia Oyj (d)	844	1,721
Paychex Inc.	35	1,086
QUALCOMM Inc.	157	8,738
Seagate Technology	119	2,931
Yahoo! Inc. (c)	117	1,860
		90,129
MATERIALS - 8.1%
Barrick Gold Corp.	190	7,127
Bemis Co. Inc.	55	1,719
CF Industries Holdings Inc.	17	3,231
Commercial Metals Co.	119	1,507
Dow Chemical Co.	57	1,807
International Paper Co.	167	4,833
Kronos Worldwide Inc. (d)	91	1,445
MeadWestvaco Corp.	55	1,586
Packaging Corp. of America	65	1,846
RPM International Inc.	67	1,822
Schweitzer-Mauduit International Inc.	13	885
Sonoco Products Co.	50	1,502
		29,310
TELECOMMUNICATION SERVICES - 10.1%
AT&T Inc.	106	3,776
BCE Inc.	199	8,183
Deutsche Telekom AG	359	3,935
France Telecom SA	261	3,436
Koninklijke KPN NV	344	3,289
Telecom Italia SpA	3,828	3,783
Telefonica SA (d)	243	3,200
Vivendi SA	194	3,598
Vodafone Group Plc	1,151	3,236
		36,436
UTILITIES - 7.5%
American Water Works Co. Inc.	45	1,532
E.ON AG	191	4,126
El Paso Electric Co.	25	826
Enel SpA	1,008	3,256
GDF Suez	150	3,580
National Grid Plc	425	4,508
RWE AG (d)	117	4,795

	Shares/Par	Value
Scottish & Southern Energy Plc	206	4,492
		27,115
Total Common Stocks (cost $371,427)		357,793

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	681	681

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	7,493	7,493
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	193	189
		7,682
Total Short Term Investments (cost $8,367)		8,363

Total Investments - 101.6% (cost $379,794)		366,156
Other Assets and Liabilities, Net - (1.6%)		(5,881)
Total Net Assets - 100.0%		$360,275

JNL/Mellon Capital Management VIP Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	19.5%
Utilities	13.4
Financials	11.5
Health Care	10.6
Consumer Discretionary	10.0
Industrials	9.3
Materials	6.2
Telecommunication Services	5.6
Energy	5.3
Consumer Staples	4.5
Short Term Investments	4.1
Total Investments	100.0%

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 10.4%
Advance Auto Parts Inc.	9	$585
American Public Education Inc. (c) (d)	7	219
Apollo Group Inc. - Class A (c)	31	1,131
AutoZone Inc. (c)	5	1,898
Bed Bath & Beyond Inc. (c)	11	667
BJ’s Restaurants Inc. (c)	10	395
Bridgepoint Education Inc. (c) (d)	19	415
Buffalo Wild Wings Inc. (c)	7	612
Comcast Corp. - Class A	93	2,970
Dollar Tree Inc. (c)	11	587
Genesco Inc. (c)	16	957
Hibbett Sports Inc. (c)	10	577
iRobot Corp. (c) (d)	11	234
Jos. A. Bank Clothiers Inc. (c)	11	463
Kohl’s Corp.	31	1,391
Liberty Media Corp. (c)	26	457
Lithia Motors Inc.	8	191
Macy’s Inc.	51	1,745
Mattel Inc.	41	1,323
Men’s Wearhouse Inc.	19	546
News Corp. - Class A	77	1,710
O’Reilly Automotive Inc. (c)	6	468
Papa John’s International Inc. (c)	9	448
Peets Coffee & Tea Inc. (c) (d)	5	298
PetSmart Inc.	14	926
Pier 1 Imports Inc.	41	682
Red Robin Gourmet Burgers Inc. (c)	5	166
Ross Stores Inc.	35	2,203
Sinclair Broadcast Group Inc. - Class A	20	179
Standard Motor Products Inc.	8	119
Steven Madden Ltd. (c)	16	514
True Religion Apparel Inc.	10	286
Vitamin Shoppe Inc. (c)	11	616
		25,978
CONSUMER STAPLES - 4.7%
Andersons Inc.	7	292
Boston Beer Co. Inc. - Class A (c) (d)	3	391
Casey’s General Stores Inc.	8	461
Costco Wholesale Corp.	19	1,845
Elizabeth Arden Inc. (c)	11	432
Hain Celestial Group Inc. (c)	17	949
Hershey Co.	27	1,961
Lorillard Inc.	15	1,964
Philip Morris International Inc.	22	1,894
Smithfield Foods Inc. (c)	19	419
Susser Holdings Corp. (c)	8	285
Whole Foods Market Inc.	8	767
		11,660
ENERGY - 5.5%
Alliance Resource Partners LP	5	299
Approach Resources Inc. (c) (d)	12	308
Chevron Corp.	69	7,291
ConocoPhillips	23	1,283
ENI SpA	97	2,054
FMC Technologies Inc. (c)	33	1,280
GeoResources Inc. (c)	10	359
Gulfport Energy Corp. (c)	21	427
Newpark Resources Inc. (c)	35	207
Phillips 66 (c)	11	382
		13,890
FINANCIALS - 12.0%
Altisource Portfolio Solutions SA (c)	9	691
AmTrust Financial Services Inc. (d)	23	672
AXA SA	154	2,060
Banco Santander SA	270	1,785
Bank of the Ozarks Inc.	13	394
BB&T Corp.	64	1,971
BNP Paribas	51	1,966
Cardtronics Inc. (c)	16	492
Cash America International Inc.	11	498
Chubb Corp.	24	1,764
Criteria CaixaCorp SA (d)	416	1,355
DnB NOR ASA	208	2,072
First Niagara Financial Group Inc.	186	1,424
FNB Corp.	50	544
MarketAxess Holdings Inc.	14	361
Marsh & McLennan Cos. Inc.	53	1,705
Muenchener Rueckversicherungs AG	16	2,306
New York Community Bancorp Inc. (d)	130	1,627
Ocwen Financial Corp. (c)	49	922
People’s United Financial Inc.	127	1,480
RLI Corp.	8	557
Sovran Self Storage Inc.	11	537
Texas Capital Bancshares Inc. (c)	14	581
Torchmark Corp.	39	1,985
World Acceptance Corp. (c) (d)	6	376
		30,125
HEALTH CARE - 11.0%
Abbott Laboratories	72	4,636
Air Methods Corp. (c)	5	464
Amgen Inc.	27	1,938

	Shares/Par	Value
Amsurg Corp. (c)	12	361
Analogic Corp.	5	290
athenahealth Inc. (c) (d)	14	1,074
Biogen Idec Inc. (c)	11	1,569
Forest Laboratories Inc. (c)	56	1,969
Genomic Health Inc. (c)	11	378
Gilead Sciences Inc. (c)	75	3,831
Hi-Tech Pharmacal Co. Inc. (c)	5	158
Humana Inc.	20	1,513
IPC The Hospitalist Co. Inc. (c)	6	286
Luminex Corp. (c)	16	398
Medicines Co. (c)	21	486
Merck & Co. Inc.	107	4,479
Molina Healthcare Inc. (c)	17	404
Momenta Pharmaceuticals Inc. (c)	20	267
Pfizer Inc.	76	1,739
PharMerica Corp. (c)	11	120
Select Medical Holdings Corp. (c)	59	601
Team Health Holdings Inc. (c)	25	611
		27,572
INDUSTRIALS - 9.7%
Acacia Research Corp. (c)	16	603
Advisory Board Co. (c)	13	625
AeroVironment Inc. (c)	8	222
Aircastle Ltd.	28	336
Alaska Air Group Inc. (c)	11	385
Avery Dennison Corp.	57	1,560
Cintas Corp.	49	1,890
Colfax Corp. (c)	16	453
CoStar Group Inc. (c)	10	800
Curtiss-Wright Corp.	11	354
Eaton Corp. (d)	37	1,474
General Dynamics Corp.	25	1,662
General Electric Co.	91	1,904
Huron Consulting Group Inc. (c)	9	276
Kirby Corp. (c)	7	315
MasTec Inc. (c)	33	493
Moog Inc. (c)	9	387
Norfolk Southern Corp.	40	2,889
Northrop Grumman Systems Corp.	28	1,767
Old Dominion Freight Line Inc. (c)	10	442
Raven Industries Inc.	7	483
Republic Services Inc. - Class A	58	1,545
Rockwell Collins Inc.	30	1,491
RR Donnelley & Sons Co. (d)	111	1,307
Team Inc. (c)	7	231
Triumph Group Inc.	7	387
		24,281
INFORMATION TECHNOLOGY - 20.2%
Apple Inc. (c)	10	5,853
Ceva Inc. (c) (d)	9	159
Check Point Software Technologies Ltd. (c)	9	449
Cisco Systems Inc.	224	3,840
Cognex Corp.	16	503
Coherent Inc. (c)	9	403
CommVault Systems Inc. (c)	17	824
eBay Inc. (c)	58	2,428
Entegris Inc. (c)	52	444
FARO Technologies Inc. (c)	6	268
FEI Co. (c)	14	679
Fiserv Inc. (c)	7	509
Google Inc. - Class A (c)	6	3,653
Heartland Payment Systems Inc.	16	472
Insight Enterprises Inc. (c)	17	278
Intel Corp.	236	6,300
Intuit Inc.	14	803
Jabil Circuit Inc.	25	502
JDA Software Group Inc. (c)	16	488
Keynote Systems Inc.	6	94
KLA-Tencor Corp.	9	423
Kulicke & Soffa Industries Inc. (c)	27	242
MasterCard Inc.	4	1,932
Maxim Integrated Products Inc.	15	396
MAXIMUS Inc.	13	672
Mellanox Technologies Ltd. (c)	15	1,093
Microchip Technology Inc. (d)	11	363
Microsoft Corp.	156	4,765
MicroStrategy Inc. - Class A (c)	3	414
Nanometrics Inc. (c)	9	132
NeuStar Inc. - Class A (c)	12	393
NIC Inc.	25	314
Nokia Oyj (d)	409	833
OPNET Technologies Inc.	9	230
OSI Systems Inc. (c)	7	475
Paychex Inc.	16	508
QUALCOMM Inc.	74	4,136
Seagate Technology	56	1,381
Sourcefire Inc. (c)	11	572
Tyler Technologies Inc. (c)	12	469
Ultimate Software Group Inc. (c)	10	901
Ultratech Inc. (c)	10	308
Yahoo! Inc. (c)	55	865
		50,766
MATERIALS - 6.4%
Balchem Corp.	11	349
Barrick Gold Corp.	89	3,346
Buckeye Technologies Inc.	15	432
CF Industries Holdings Inc.	8	1,540
Commercial Metals Co.	119	1,500
Eastman Chemical Co.	41	2,073
Endeavour Silver Corp. (c)	33	265
First Majestic Silver Corp. (c)	40	572
Glatfelter	17	271
Innospec Inc. (c)	9	262
International Paper Co.	52	1,510
LSB Industries Inc. (c)	8	258
MeadWestvaco Corp.	54	1,544
Olin Corp.	82	1,708
Schweitzer-Mauduit International Inc.	6	413
		16,043
TELECOMMUNICATION SERVICES - 5.8%
BCE Inc.	93	3,843
Cogent Communications Group Inc. (c)	18	338
Deutsche Telekom AG	178	1,948
France Telecom SA	129	1,690
Koninklijke KPN NV (d)	170	1,630
Telecom Italia SpA	1,896	1,873
Telefonica SA (d)	118	1,560
Vivendi SA	96	1,784
		14,666
UTILITIES - 13.9%
American Electric Power Co. Inc.	40	1,582
American Water Works Co. Inc.	21	731
CenterPoint Energy Inc.	80	1,663
Dominion Resources Inc.	32	1,706
DTE Energy Co.	30	1,755
E.ON AG	93	2,006
El Paso Electric Co.	11	378
Enel SpA	496	1,601
Entergy Corp.	22	1,522
GDF Suez	75	1,781

	Shares/Par	Value
Integrys Energy Group Inc.	30	1,702
National Grid Plc	207	2,194
Northeast Utilities	45	1,758
Pinnacle West Capital Corp.	34	1,757
PPL Corp.	56	1,548
RWE AG (d)	57	2,334
Scottish & Southern Energy Plc	100	2,186
Sempra Energy	60	4,139
UIL Holdings Corp.	20	705
Wisconsin Energy Corp.	49	1,928
		34,976
Total Common Stocks (cost $247,647)		249,957

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 0.2%
JNL Money Market Fund, 0.09% (a) (b)	574	574

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	9,994	9,994
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	314	306
		10,300
Total Short Term Investments (cost $10,882)		10,874

Total Investments - 103.9% (cost $258,529)		260,831
Other Assets and Liabilities, Net - (3.9%)		(9,715)
Total Net Assets - 100.0%		$251,116

JNL/Mellon Capital Management Consumer Brands Sector Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	70.3%
Consumer Staples	15.7
Information Technology	2.9
Health Care	2.7
Industrials	2.7
Short Term Investments	5.7
Total Investments	100.0%

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 73.8%
Aaron’s Inc.	6	$169
Abercrombie & Fitch Co. - Class A	7	248
Advance Auto Parts Inc.	6	429
Aeropostale Inc. (c)	7	130
Amazon.com Inc. (c)	30	6,946
AMC Networks Inc. (c)	4	157
American Eagle Outfitters Inc. (d)	17	334
ANN Inc. (c)	4	102
Apollo Group Inc. - Class A (c)	10	354
Arbitron Inc.	2	77
Ascena Retail Group Inc. (c) (d)	11	210
AutoNation Inc. (c) (d)	3	110
AutoZone Inc. (c)	3	939
Bally Technologies Inc. (c)	4	179
Bed Bath & Beyond Inc. (c)	20	1,238
Best Buy Co. Inc. (d)	24	508
Big Lots Inc. (c)	6	233
Bob Evans Farms Inc.	3	102
Brinker International Inc.	6	206
Buckle Inc. (d)	2	91
Cabela’s Inc. (c)	4	153
Cablevision Systems Corp. - Class A	19	253
Carmax Inc. (c)	19	501
Carnival Corp.	35	1,189
Cato Corp. - Class A	2	68
CBS Corp. - Class B	52	1,716
CEC Entertainment Inc.	2	60
Charter Communications Inc. (c)	3	237
Cheesecake Factory Inc. (c)	5	150
Chico’s FAS Inc.	14	211
Childrens Place Retail Stores Inc. (c)	2	106
Chipotle Mexican Grill Inc. - Class A (c)	3	1,042
Choice Hotels International Inc. (d)	2	97
Cinemark Holdings Inc.	9	198
Collective Brands Inc. (c)	5	114
Comcast Corp. - Class A	180	5,767
Comcast Corp. - Special Class A	50	1,567
Cracker Barrel Old Country Store Inc.	2	125
Darden Restaurants Inc.	11	556
DeVry Inc.	5	151
Dick’s Sporting Goods Inc.	8	393
Dillard’s Inc. - Class A	3	196
DIRECTV - Class A (c)	57	2,762
Discovery Communications Inc. - Class A (c)	12	672
Discovery Communications Inc. - Class C (c)	9	437
DISH Network Corp. - Class A	18	509
Dollar General Corp. (c)	19	1,033
Dollar Tree Inc. (c)	20	1,080
Domino’s Pizza Inc. (d)	5	144
DreamWorks Animation SKG Inc. - Class A (c) (d)	6	117
DSW Inc. - Class A	2	128
Expedia Inc. (d)	8	401
Express Inc. (c)	6	110
Family Dollar Stores Inc.	9	631
Foot Locker Inc.	13	400
GameStop Corp. - Class A (d)	11	203
Gannett Co. Inc.	20	295
Gap Inc.	30	810
Gaylord Entertainment Co. (c)	4	140
Genesco Inc. (c)	2	121
GNC Holdings Inc. - Class A	7	262
Group 1 Automotive Inc. (d)	2	88
Guess? Inc. (d)	5	164
H&R Block Inc.	25	407
Hillenbrand Inc.	5	96
Home Depot Inc.	133	7,051
HSN Inc.	4	145
Hyatt Hotels Corp. - Class A (c)	4	151
International Game Technology	26	405
International Speedway Corp. - Class A	2	62
Interpublic Group of Cos. Inc.	38	415
ITT Educational Services Inc. (c) (d)	2	137
J.C. Penney Co. Inc. (d)	13	307
Jack in the Box Inc. (c)	4	105
John Wiley & Sons Inc. - Class A	4	219
Kohl’s Corp.	20	891
Lamar Advertising Co. - Class A (c)	5	141
Las Vegas Sands Corp.	34	1,480
Liberty Global Inc. (c)	10	481
Liberty Global Inc. - Class A (c)	12	581
Liberty Media Corp. (c)	50	882
Liberty Media Corp. - Class A (c)	10	895
Life Time Fitness Inc. (c)	3	158
Limited Brands Inc.	21	911
Live Nation Inc. (c)	14	128
Lowe’s Cos. Inc.	104	2,945

	Shares/Par	Value
Macy’s Inc.	36	1,248
Madison Square Garden Inc. - Class A (c)	5	193
Marriott International Inc. - Class A	25	981
Marriott Vacations Worldwide Corp. (c)	3	82
Matthews International Corp. - Class A	2	79
McDonald’s Corp.	88	7,765
McGraw-Hill Cos. Inc.	24	1,084
Men’s Wearhouse Inc.	4	120
Meredith Corp. (d)	3	98
MGM Resorts International (c)	28	310
Morningstar Inc.	2	122
NetFlix Inc. (c) (d)	5	332
New York Times Co. - Class A (c) (d)	11	88
News Corp. - Class A	145	3,226
News Corp. - Class B	37	839
Nordstrom Inc.	14	692
O’Reilly Automotive Inc. (c)	11	912
Office Depot Inc. (c)	26	57
Omnicom Group Inc.	24	1,147
Orient-Express Hotels Ltd. - Class A (c)	8	66
Panera Bread Co. - Class A (c)	2	345
Papa John’s International Inc. (c)	2	78
Penn National Gaming Inc. (c)	6	257
PetSmart Inc.	9	641
PF Chang’s China Bistro Inc.	2	93
Pier 1 Imports Inc. (d)	10	160
Pinnacle Entertainment Inc. (c)	5	48
Priceline.com Inc. (c)	4	2,857
Regal Entertainment Group - Class A (d)	7	91
Regis Corp. (d)	5	88
Rent-A-Center Inc.	5	178
Ross Stores Inc.	20	1,224
Royal Caribbean Cruises Ltd.	12	307
Saks Inc. (c) (d)	9	101
Sally Beauty Holdings Inc. (c)	13	344
Scholastic Corp. (d)	2	55
Scientific Games Corp. - Class A (c)	5	45
Scripps Networks Interactive Inc. - Class A	8	428
Sears Holdings Corp. (c) (d)	4	229
Service Corp. International	19	230
Shutterfly Inc. (c) (d)	3	78
Signet Jewelers Ltd.	7	322
Sirius XM Radio Inc. (c) (d)	326	603
Six Flags Entertainment Corp.	5	251
Sotheby’s - Class A (d)	6	201
Staples Inc.	59	773
Starbucks Corp.	66	3,493
Starwood Hotels & Resorts Worldwide Inc.	17	908
Strayer Education Inc. (d)	1	112
Target Corp.	52	3,011
Tiffany & Co.	11	581
Time Warner Cable Inc.	27	2,217
Time Warner Inc.	83	3,192
TJX Cos. Inc.	64	2,750
Tractor Supply Co. (d)	6	507
TripAdvisor Inc. (c)	9	390
Ulta Salon Cosmetics & Fragrance Inc. (c)	5	464
Urban Outfitters Inc. (c)	10	273
Vail Resorts Inc. (d)	3	156
Valassis Communications Inc. (c) (d)	4	78
Viacom Inc. - Class B	42	1,988
Walt Disney Co.	144	6,969
Washington Post Co. - Class B (d)	—	146
Weight Watchers International Inc. (d)	2	83
Wendy’s Co.	27	127
Williams-Sonoma Inc.	8	262
WMS Industries Inc. (c)	5	92
Wyndham Worldwide Corp.	13	667
Wynn Resorts Ltd.	7	714
Yum! Brands Inc.	40	2,563
		118,323
CONSUMER STAPLES - 16.5%
Casey’s General Stores Inc.	3	197
Costco Wholesale Corp.	37	3,555
CVS Caremark Corp.	111	5,170
Harris Teeter Supermarkets Inc.	4	151
Kroger Co.	45	1,048
Rite Aid Corp. (c) (d)	49	68
Safeway Inc. (d)	20	372
SUPERVALU Inc. (d)	19	100
Sysco Corp.	51	1,519
United Natural Foods Inc. (c)	4	232
Wal-Mart Stores Inc.	151	10,510
Walgreen Co.	75	2,205
Whole Foods Market Inc.	14	1,338
		26,465
HEALTH CARE - 2.9%
AmerisourceBergen Corp.	22	862
Cardinal Health Inc.	30	1,252
Chemed Corp. (d)	2	103
McKesson Corp.	20	1,907
Omnicare Inc. (d)	10	301
VCA Antech Inc. (c)	7	159
		4,584
INDUSTRIALS - 2.8%
Alaska Air Group Inc. (c)	6	224
Avis Budget Group Inc. (c)	9	135
Copart Inc. (c)	10	236
Delta Air Lines Inc. (c)	72	792
Dollar Thrifty Automotive Group Inc. (c)	2	202
Dun & Bradstreet Corp.	4	292
Hertz Global Holdings Inc. (c)	20	261
IHS Inc. - Class A (c)	5	539
JetBlue Airways Corp. (c) (d)	21	113
Nielsen Holdings NV (c)	6	156
Rollins Inc.	6	142
Southwest Airlines Co.	67	614
United Continental Holdings Inc. (c) (d)	28	687
US Airways Group Inc. (c) (d)	14	184
		4,577
INFORMATION TECHNOLOGY - 3.1%
Acxiom Corp. (c)	7	101
Dolby Laboratories Inc. - Class A (c)	4	178
eBay Inc. (c)	96	4,018
FactSet Research Systems Inc. (d)	4	333
OpenTable Inc. (c) (d)	2	89
ValueClick Inc. (c)	7	112
WebMD Health Corp. - Class A (c)	4	76
		4,907
Total Common Stocks (cost $140,968)		158,856

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 1.5%
JNL Money Market Fund, 0.09% (a) (b)	2,421	2,421

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	7,147	7,147

	Shares/Par	Value
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	16	15
		7,162
Total Short Term Investments (cost $9,584)		9,583

Total Investments - 105.1% (cost $150,552)		168,439
Other Assets and Liabilities, Net - (5.1%)		(8,224)
Total Net Assets - 100.0%		$160,215

JNL/Mellon Capital Management Financial Sector Fund

Sector Weightings:	Percentage of Total Investments
Financials	89.6%
Information Technology	5.3
Materials	0.5
Industrials	0.2
Short Term Investments	4.4
Total Investments	100.0%

COMMON STOCKS - 99.8%

FINANCIALS - 93.4%
ACE Ltd.	33	$2,443
Affiliated Managers Group Inc. (c)	5	522
AFLAC Inc.	46	1,967
Alexandria Real Estate Equities Inc.	6	412
Alleghany Corp. (c)	1	506
Allied World Assurance Co. Holdings Ltd.	3	266
Allstate Corp.	46	1,611
American Campus Communities Inc.	6	282
American Capital Agency Corp.	21	712
American Express Co.	101	5,867
American Financial Group Inc.	8	311
American International Group Inc. (c)	46	1,490
American National Insurance Co.	1	69
American Tower Corp.	39	2,697
Ameriprise Financial Inc.	22	1,131
Annaly Capital Management Inc. (d)	94	1,571
Aon Plc - Class A	31	1,458
Apartment Investment & Management Co. - Class A	11	296
Arch Capital Group Ltd. (c)	12	486
Argo Group International Holdings Ltd.	2	59
Arthur J Gallagher & Co.	10	357
Aspen Insurance Holdings Ltd. (d)	6	174
Associated Bancorp	15	196
Assurant Inc.	8	290
Assured Guaranty Ltd.	14	198
Astoria Financial Corp. (d)	5	52
AvalonBay Communities Inc.	9	1,294
Axis Capital Holdings Ltd.	12	385
BancorpSouth Inc.	5	77
Bank of America Corp.	989	8,088
Bank of Hawaii Corp.	4	183
Bank of New York Mellon Corp. (a)	117	2,570
BB&T Corp.	68	2,092
Berkshire Hathaway Inc. - Class B (c)	96	7,974
BioMed Realty Trust Inc.	14	256
BlackRock Inc.	10	1,688
BOK Financial Corp.	2	123
Boston Properties Inc.	14	1,522
Brandywine Realty Trust	12	150
BRE Properties Inc. - Class A	7	338
Brookfield Properties Corp.	24	412
Brown & Brown Inc.	10	285
Camden Property Trust	7	494
Capital One Financial Corp. (d)	54	2,946
CapitalSource Inc.	25	169
Capitol Federal Financial Inc.	14	169
Cash America International Inc.	2	100
Cathay General Bancorp	6	98
CBL & Associates Properties Inc.	12	241
CBOE Holdings Inc.	8	218
CBRE Group Inc. - Class A (c)	27	442
Charles Schwab Corp.	99	1,279
Chimera Investment Corp.	92	217
Chubb Corp.	27	1,985
Cincinnati Financial Corp.	14	537
CIT Group Inc. (c)	19	670
Citigroup Inc.	284	7,789
City National Corp.	4	207
CME Group Inc.	6	1,656
CNO Financial Group Inc.	20	153
Colonial Properties Trust (d)	7	159
Comerica Inc.	19	574
Commerce Bancshares Inc.	7	270
CommonWealth REIT	7	127
Corporate Office Properties Trust	6	137
Cullen/Frost Bankers Inc.	5	296
DCT Industrial Trust Inc. (d)	19	122
DDR Corp.	22	321
DiamondRock Hospitality Co.	14	139
Digital Realty Trust Inc. (d)	10	758
Discover Financial Services	52	1,795
Douglas Emmett Inc. (d)	11	263
Duke Realty Corp.	23	331
DuPont Fabros Technology Inc. (d)	6	162
E*Trade Financial Corp. (c)	22	179
East West Bancorp Inc.	13	308
EastGroup Properties Inc.	2	111
Eaton Vance Corp. (d)	10	277
Endurance Specialty Holdings Ltd. (d)	4	141
Entertainment Properties Trust	4	162
Equity Lifestyle Properties Inc.	4	254
Equity Residential	29	1,799
Erie Indemnity Co. - Class A	2	165
Essex Property Trust Inc. (d)	3	482
Everest Re Group Ltd.	4	423
Extra Space Storage Inc.	8	257
EZCORP Inc. (c)	3	72
Federal Realty Investment Trust	6	621
Federated Investors Inc. - Class B (d)	9	194
Fidelity National Financial Inc. - Class A	20	385
Fifth Third Bancorp	88	1,177
First American Financial Corp.	9	148
First Financial Bankshares Inc. (d)	2	74
First Horizon National Corp.	22	193
First Midwest Bancorp Inc.	4	46
First Niagara Financial Group Inc.	26	197
First Republic Bank (c)	7	230
FirstMerit Corp.	9	148
FNB Corp.	11	119
Forest City Enterprises Inc. - Class A (c)	11	162
Franklin Resources Inc.	14	1,564
Franklin Street Properties Corp.	6	69
Fulton Financial Corp.	19	185
General Growth Properties Inc. (d)	36	653
Genworth Financial Inc. - Class A (c)	46	262
Glacier Bancorp Inc.	5	76
Goldman Sachs Group Inc.	41	3,907
Greenhill & Co. Inc. (d)	2	87

	Shares/Par	Value
Hancock Holding Co.	7	206
Hanover Insurance Group Inc. (d)	4	163
Hartford Financial Services Group Inc.	43	752
Hatteras Financial Corp. (d)	8	235
HCC Insurance Holdings Inc.	10	305
HCP Inc.	39	1,732
Health Care REIT Inc.	20	1,175
Healthcare Realty Trust Inc.	7	170
Highwoods Properties Inc.	6	213
Home Properties Inc.	4	266
Horace Mann Educators Corp.	3	61
Hospitality Properties Trust	11	273
Host Hotels & Resorts Inc.	68	1,068
Howard Hughes Corp. (c)	2	124
Hudson City Bancorp Inc.	47	298
Huntington Bancshares Inc.	80	510
IberiaBank Corp.	3	132
IntercontinentalExchange Inc. (c)	7	941
International Bancshares Corp.	4	78
Invesco Ltd.	44	989
Invesco Mortgage Capital Inc.	10	181
Janus Capital Group Inc.	16	129
Jefferies Group Inc. (d)	13	162
Jones Lang LaSalle Inc.	4	271
JPMorgan Chase & Co.	321	11,455
Kemper Corp.	3	104
KeyCorp	91	705
Kilroy Realty Corp.	6	288
Kimco Realty Corp.	39	743
Knight Capital Group Inc. - Class A (c)	7	88
LaSalle Hotel Properties	7	215
Legg Mason Inc. (d)	12	306
Lexington Realty Trust (d)	10	84
Liberty Property Trust (d)	10	384
Lincoln National Corp.	28	617
Loews Corp.	33	1,358
M&T Bank Corp.	12	989
Macerich Co.	13	749
Mack-Cali Realty Corp.	8	221
Markel Corp. (c)	1	391
Marsh & McLennan Cos. Inc.	53	1,710
MB Financial Inc.	5	100
MBIA Inc. (c) (d)	14	147
Mercury General Corp.	2	95
MetLife Inc.	80	2,467
MFA Financial Inc.	32	251
Mid-America Apartment Communities Inc.	4	240
Montpelier Re Holdings Ltd. (d)	5	99
Moody’s Corp.	19	678
Morgan Stanley	129	1,877
MSCI Inc. - Class A (c)	11	372
NASDAQ OMX Group Inc.	12	280
National Penn Bancshares Inc.	11	105
National Retail Properties Inc.	8	240
New York Community Bancorp Inc. (d)	41	515
Northern Trust Corp.	21	970
NYSE Euronext	25	628
Ocwen Financial Corp. (c)	9	167
Old National Bancorp	8	97
Old Republic International Corp.	21	177
Omega Healthcare Investors Inc.	10	217
PacWest Bancorp	2	57
Park National Corp. (d)	1	75
PartnerRe Ltd.	6	472
People’s United Financial Inc.	33	382
Piedmont Office Realty Trust Inc.	15	266
Platinum Underwriters Holdings Ltd.	3	109
Plum Creek Timber Co. Inc.	15	604
PNC Financial Services Group Inc.	51	3,133
Popular Inc. (c)	8	134
Post Properties Inc.	5	230
Potlatch Corp.	3	111
Principal Financial Group Inc.	27	709
PrivateBancorp Inc.	4	62
ProAssurance Corp.	3	230
Progressive Corp.	55	1,143
ProLogis Inc.	44	1,470
Prosperity Bancshares Inc.	4	182
Protective Life Corp.	7	209
Provident Financial Services Inc.	3	53
Prudential Financial Inc.	47	2,273
Public Storage	14	1,996
Raymond James Financial Inc.	10	346
Rayonier Inc.	11	506
Realty Income Corp. (d)	12	516
Redwood Trust Inc. (d)	5	57
Regency Centers Corp.	8	388
Regions Financial Corp.	136	917
Reinsurance Group of America Inc.	7	361
RenaissanceRe Holdings Ltd.	5	357
RLI Corp.	1	87
SEI Investments Co.	13	257
Selective Insurance Group	4	62
Senior Housing Properties Trust	15	325
Signature Bank (c)	4	251
Simon Property Group Inc.	29	4,456
SL Green Realty Corp. (d)	8	642
SLM Corp.	49	767
St. Joe Co. (c) (d)	7	114
StanCorp Financial Group Inc.	4	149
Starwood Property Trust Inc.	11	228
State Street Corp.	48	2,153
Stifel Financial Corp. (c)	4	136
Sunstone Hotel Investors Inc. (c)	9	95
SunTrust Banks Inc.	51	1,244
Susquehanna Bancshares Inc.	17	174
SVB Financial Group (c)	4	223
Synovus Financial Corp. (d)	64	128
T. Rowe Price Group Inc.	24	1,532
Tanger Factory Outlet Centers Inc.	8	262
Taubman Centers Inc.	5	415
TCF Financial Corp.	12	141
TD Ameritrade Holding Corp.	20	339
TFS Financial Corp. (c)	6	57
Torchmark Corp.	9	475
Tower Group Inc. (d)	3	66
Travelers Cos. Inc.	39	2,463
Trustmark Corp.	4	108
Two Harbors Investment Corp.	20	208
U.S. Bancorp	187	6,021
UDR Inc.	20	528
UMB Financial Corp.	3	146
Umpqua Holdings Corp.	9	115
United Bankshares Inc. (d)	4	98
Unum Group	27	521
Validus Holdings Ltd.	6	197
Valley National Bancorp (d)	17	179
Ventas Inc.	28	1,779
Vornado Realty Trust	18	1,492
Waddell & Reed Financial Inc. - Class A (d)	8	228
Washington Federal Inc.	10	166
Washington REIT	6	157
Webster Financial Corp.	6	127
Weingarten Realty Investors	11	287
Wells Fargo & Co.	481	16,083
Westamerica Bancorporation (d)	2	103

	Shares/Par	Value
White Mountains Insurance Group Ltd.	—	257
Willis Group Holdings Plc	16	585
Wintrust Financial Corp.	3	94
WR Berkley Corp.	10	400
XL Group Plc	30	632
Zions Bancorp	16	317
		198,791
INDUSTRIALS - 0.3%
Equifax Inc.	11	524

INFORMATION TECHNOLOGY - 5.5%
MasterCard Inc. - Class A	10	4,449
Visa Inc. - Class A	51	6,337
Western Union Co.	59	995
		11,781
MATERIALS - 0.6%
Weyerhaeuser Co.	51	1,141

Total Common Stocks (cost $200,828)		212,237

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	268	268

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	9,305	9,305
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	121	118
		9,423
Total Short Term Investments (cost $9,694)		9,691

Total Investments - 104.3% (cost $210,522)		221,928
Other Assets and Liabilities, Net - (4.3%)		(9,128)
Total Net Assets - 100.0%		$212,800

JNL/Mellon Capital Management Healthcare Sector Fund

Sector Weightings:	Percentage of Total Investments
Health Care	96.6%
Short Term Investments	3.4
Total Investments	100.0%

COMMON STOCKS - 99.7%

HEALTH CARE - 99.7%
Abbott Laboratories	341	$21,965
Acorda Therapeutics Inc. (c)	8	185
Aetna Inc.	76	2,930
Alere Inc. (c)	17	331
Alexion Pharmaceuticals Inc. (c)	41	4,119
Align Technology Inc.	13	446
Alkermes Plc (c)	22	377
Allergan Inc.	67	6,172
AMERIGROUP Corp. (c)	10	657
Amgen Inc.	169	12,333
Amylin Pharmaceuticals Inc. (c) (d)	31	884
Ariad Pharmaceuticals Inc. (c)	37	640
Auxilium Pharmaceuticals Inc. (c)	10	267
Baxter International Inc.	119	6,345
Becton Dickinson & Co.	41	3,100
Bio-Rad Laboratories Inc. - Class A (c)	4	439
Biogen Idec Inc. (c)	52	7,577
BioMarin Pharmaceutical Inc. (c)	25	972
Boston Scientific Corp. (c)	316	1,792
Bristol-Myers Squibb Co.	367	13,185
Brookdale Senior Living Inc. (c)	21	367
CareFusion Corp. (c)	48	1,242
Catalyst Health Solutions Inc. (c)	9	856
Celgene Corp. (c)	95	6,103
Centene Corp. (c) (d)	10	314
Cepheid Inc. (c) (d)	14	617
Charles River Laboratories International Inc. (c)	11	344
CIGNA Corp.	62	2,707
Community Health Systems Inc. (c)	21	576
Cooper Cos. Inc.	10	807
Covance Inc. (c)	12	594
Coventry Health Care Inc.	31	995
Covidien Plc	105	5,602
CR Bard Inc.	18	1,972
Cubist Pharmaceuticals Inc. (c)	14	541
DaVita Inc. (c)	20	1,981
Dendreon Corp. (c) (d)	32	240
Dentsply International Inc. (d)	31	1,160
Edwards Lifesciences Corp. (c)	25	2,555
Eli Lilly & Co.	213	9,143
Endo Pharmaceuticals Holdings Inc. (c)	25	778
Express Scripts Holding Co. (c)	174	9,699
Forest Laboratories Inc. (c)	54	1,876
Gen-Probe Inc. (c)	10	856
Gilead Sciences Inc. (c)	163	8,358
Haemonetics Corp. (c)	5	400
HCA Holdings Inc.	36	1,092
Health Management Associates Inc. - Class A (c)	58	454
Health Net Inc. (c)	17	416
Healthsouth Corp. (c)	22	500
Henry Schein Inc. (c)	19	1,529
Hill-Rom Holdings Inc.	14	426
HMS Holdings Corp. (c)	19	622
Hologic Inc. (c)	58	1,051
Hospira Inc. (c)	35	1,237
Human Genome Sciences Inc. (c)	49	647
Humana Inc.	35	2,729
Idexx Laboratories Inc. (c) (d)	12	1,144
Illumina Inc. (c) (d)	26	1,054
Impax Laboratories Inc. (c)	14	292
Incyte Corp. (c) (d)	22	491
InterMune Inc. (c) (d)	14	163
Intuitive Surgical Inc. (c)	9	4,709
Isis Pharmaceuticals Inc. (c) (d)	21	249
Johnson & Johnson	593	40,055
Laboratory Corp. of America Holdings (c)	21	1,960
Life Technologies Corp. (c)	39	1,770
LifePoint Hospitals Inc. (c)	10	424
Lincare Holdings Inc.	19	642
Magellan Health Services Inc. (c)	7	301
Masimo Corp. (c)	12	261
Medicis Pharmaceutical Corp. - Class A	13	448
Medivation Inc. (c)	8	695
Mednax Inc. (c) (d)	11	724
Medtronic Inc.	226	8,745
Merck & Co. Inc.	659	27,520
Mylan Inc. (c)	94	2,008
Myriad Genetics Inc. (c)	18	436
Nektar Therapeutics (c) (d)	26	214
NuVasive Inc. (c)	8	211
Onyx Pharmaceuticals Inc. (c) (d)	13	894
Owens & Minor Inc. (d)	14	432
Par Pharmaceutical Cos. Inc. (c)	7	267

	Shares/Par	Value
Parexel International Corp. (c)	14	383
Patterson Cos. Inc.	20	706
PDL BioPharma Inc. (d)	33	222
Perrigo Co.	18	2,149
Pfizer Inc.	1,623	37,331
Pharmacyclics Inc. (c) (d)	11	612
PSS World Medical Inc. (c)	11	227
Quest Diagnostics Inc.	35	2,074
Questcor Pharmaceuticals Inc. (c) (d)	13	668
Regeneron Pharmaceuticals Inc. (c)	16	1,793
ResMed Inc. (c)	31	973
Salix Pharmaceuticals Ltd. (c)	12	647
Seattle Genetics Inc. (c) (d)	22	552
Sirona Dental Systems Inc. (c)	12	549
St. Jude Medical Inc.	68	2,731
STERIS Corp.	12	370
Stryker Corp.	63	3,491
Techne Corp.	8	614
Teleflex Inc.	9	528
Tenet Healthcare Corp. (c)	86	452
Theravance Inc. (c) (d)	16	366
Thermo Fisher Scientific Inc.	80	4,142
Thoratec Corp. (c)	12	413
United Therapeutics Corp. (c)	11	539
UnitedHealth Group Inc.	225	13,179
Universal Health Services Inc. - Class B	19	815
Varian Medical Systems Inc. (c)	25	1,512
Vertex Pharmaceuticals Inc. (c)	45	2,544
ViroPharma Inc. (c) (d)	15	349
Vivus Inc. (c) (d)	21	597
Volcano Corp. (c)	12	335
Warner Chilcott Plc - Class A (c)	37	662
Waters Corp. (c)	20	1,573
Watson Pharmaceuticals Inc. (c)	27	2,023
WellCare Health Plans Inc. (c)	9	481
WellPoint Inc.	72	4,585
West Pharmaceutical Services Inc.	7	361
Zimmer Holdings Inc. (d)	38	2,457

Total Common Stocks (cost $302,324)		346,216

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.09% (a) (b)	435	435

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	11,913	11,913
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	26	25
		11,938
Total Short Term Investments (cost $12,374)		12,373

Total Investments - 103.2% (cost $314,698)		358,589
Other Assets and Liabilities, Net - (3.2%)		(11,137)
Total Net Assets - 100.0%		$347,452

JNL/Mellon Capital Management Oil & Gas Sector Fund

Sector Weightings:	Percentage of Total Investments
Energy	96.7%
Utilities	0.6
Industrials	0.2
Information Technology	0.1
Short Term Investments	2.4
Total Investments	100.0%

COMMON STOCKS - 99.6%

ENERGY - 98.8%
Anadarko Petroleum Corp.	288	$19,079
Apache Corp.	226	19,885
Atwood Oceanics Inc. (c)	34	1,270
Baker Hughes Inc.	251	10,297
Berry Petroleum Co. - Class A	31	1,233
Bill Barrett Corp. (c) (d)	19	414
Bristow Group Inc.	20	821
Cabot Oil & Gas Corp. - Class A (d)	119	4,692
Cameron International Corp. (c)	144	6,145
CARBO Ceramics Inc. (d)	12	892
Carrizo Oil & Gas Inc. (c)	21	488
Cheniere Energy Inc. (c)	101	1,492
Chesapeake Energy Corp. (d)	389	7,236
Chevron Corp.	1,138	120,055
Cimarex Energy Co.	50	2,753
Cobalt International Energy Inc. (c)	104	2,440
Comstock Resources Inc. (c) (d)	32	528
Concho Resources Inc. (c)	61	5,187
ConocoPhillips	700	39,137
Continental Resources Inc. (c)	32	2,136
Core Laboratories NV	27	3,179
CVR Energy Inc. (c)	8	210
Denbury Resources Inc. (c)	227	3,434
Devon Energy Corp.	219	12,704
Diamond Offshore Drilling Inc. (d)	38	2,238
Dresser-Rand Group Inc. (c)	44	1,960
Dril-Quip Inc. (c)	22	1,415
EOG Resources Inc.	155	14,012
EQT Corp.	86	4,589
EXCO Resources Inc. (d)	97	739
Exterran Holdings Inc. (c)	43	545
Exxon Mobil Corp.	2,695	230,635
FMC Technologies Inc. (c)	141	5,539
Forest Oil Corp. (c)	73	538
Gulfport Energy Corp. (c)	25	523
Halliburton Co.	533	15,122
Helix Energy Solutions Group Inc. (c)	58	955
Helmerich & Payne Inc.	57	2,475
Hess Corp.	180	7,802
HollyFrontier Corp.	113	4,015
Key Energy Services Inc. (c)	88	667
Kinder Morgan Inc.	308	9,909
Kodiak Oil & Gas Corp. (c) (d)	142	1,166
Lufkin Industries Inc. (d)	18	1,003
Marathon Oil Corp.	412	10,534
Marathon Petroleum Corp.	195	8,775
McDermott International Inc. (c)	138	1,542
McMoRan Exploration Co. (c) (d)	69	875
Murphy Oil Corp.	113	5,706
Nabors Industries Ltd. (c)	158	2,278
National Oilwell Varco Inc.	245	15,773
Newfield Exploration Co. (c)	79	2,327
Noble Corp.	153	4,968
Noble Energy Inc.	102	8,650
Oasis Petroleum Inc. (c)	42	1,025
Occidental Petroleum Corp.	468	40,168
Oceaneering International Inc.	61	2,901
Oil States International Inc. (c)	30	1,999
Parker Drilling Co. (c)	62	281
Patterson-UTI Energy Inc.	88	1,289
Phillips 66 (c)	354	11,757

	Shares/Par	Value
Pioneer Natural Resources Co.	72	6,384
Plains Exploration & Production Co. (c)	73	2,569
QEP Resources Inc.	103	3,075
Range Resources Corp.	95	5,848
Rosetta Resources Inc. (c)	32	1,163
Rowan Cos. Plc - Class A (c) (d)	69	2,219
SandRidge Energy Inc. (c) (d)	228	1,524
Schlumberger Ltd.	769	49,935
SEACOR Holdings Inc. (c)	12	1,108
SM Energy Co.	34	1,691
Southwestern Energy Co. (c)	203	6,491
Sunoco Inc.	59	2,821
Superior Energy Services Inc. (c)	93	1,885
Swift Energy Co. (c)	20	380
Tesoro Corp. (c)	82	2,038
Tidewater Inc.	31	1,418
Transocean Ltd.	200	8,943
Ultra Petroleum Corp. (c) (d)	89	2,062
Unit Corp. (c)	28	1,020
Valero Energy Corp.	317	7,652
Weatherford International Ltd. (c)	439	5,548
Whiting Petroleum Corp. (c)	69	2,818
Williams Cos. Inc.	363	10,456
WPX Energy Inc. (c)	115	1,858
		823,308
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	18	1,220

INFORMATION TECHNOLOGY - 0.1%
First Solar Inc. (c) (d)	34	516
GT Advanced Technologies Inc. (c) (d)	80	420
		936
UTILITIES - 0.6%
Energen Corp.	43	1,929
OGE Energy Corp.	57	2,928
		4,857
Total Common Stocks (cost $811,898)		830,321

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.3%
JNL Money Market Fund, 0.09% (a) (b)	2,666	2,666

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	18,142	18,142
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	92	90
		18,232
Total Short Term Investments (cost $20,900)		20,898

Total Investments - 102.1% (cost $832,798)		851,219
Other Assets and Liabilities, Net - (2.1%)		(17,567)
Total Net Assets - 100.0%		$833,652

JNL/Mellon Capital Management Technology Sector Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	96.6%
Health Care	0.7
Consumer Discretionary	0.2
Industrials	0.1
Short Term Investments	2.4
Total Investments	100.0%

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	22	$844

HEALTH CARE - 0.7%
Allscripts-Misys Healthcare Solutions Inc. (c)	24	261
athenahealth Inc. (c) (d)	5	422
Cerner Corp. (c)	26	2,189
Quality Systems Inc. (d)	3	88
		2,960
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	28	413

INFORMATION TECHNOLOGY - 98.9%
ACI Worldwide Inc. (c)	8	341
Acme Packet Inc. (c) (d)	5	84
Adobe Systems Inc. (c)	94	3,042
ADTRAN Inc. (d)	13	382
Advanced Micro Devices Inc. (c)	97	553
Advent Software Inc. (c)	1	40
Akamai Technologies Inc. (c)	31	992
Altera Corp.	60	2,030
Amdocs Ltd. (c)	30	890
Analog Devices Inc.	55	2,073
Ansys Inc. (c)	16	1,019
AOL Inc. (c)	15	418
Apple Inc. (c)	165	96,438
Applied Materials Inc.	247	2,836
Ariba Inc. (c)	18	804
Arris Group Inc. (c)	12	166
Aruba Networks Inc. (c) (d)	21	323
Aspen Technology Inc. (c)	18	427
Atmel Corp. (c)	87	582
ATMI Inc. (c)	—	2
Autodesk Inc. (c)	41	1,423
BMC Software Inc. (c)	28	1,201
Broadcom Corp. - Class A	92	3,123
Brocade Communications Systems Inc. (c)	55	271
CA Inc.	67	1,815
Cabot Microelectronics Corp.	1	18
CACI International Inc. - Class A (c) (d)	4	204
Cadence Design Systems Inc. (c)	42	461
Cavium Inc. (c) (d)	5	132
Check Point Software Technologies Ltd. (c)	31	1,525
Ciena Corp. (c) (d)	19	316
Cirrus Logic Inc. (c)	11	338
Cisco Systems Inc.	1,006	17,281
Citrix Systems Inc. (c)	36	2,984
Cognizant Technology Solutions Corp. - Class A (c)	58	3,491
CommVault Systems Inc. (c)	5	251
Computer Sciences Corp.	26	641
Compuware Corp. (c)	30	275
Comtech Telecommunications Corp. (d)	—	8
Concur Technologies Inc. (c) (d)	7	493
Corning Inc.	290	3,749
Cree Inc. (c) (d)	17	436
Cymer Inc. (c) (d)	3	203
Cypress Semiconductor Corp.	30	401
Dell Inc. (c)	297	3,713
Diebold Inc.	9	340
Digital River Inc. (c) (d)	1	18
DST Systems Inc.	4	226

	Shares/Par	Value
Earthlink Inc.	3	23
Electronics for Imaging Inc. (c)	1	22
EMC Corp. (c)	393	10,068
Emulex Corp. (c)	1	6
Equinix Inc. (c)	8	1,477
F5 Networks Inc. (c)	14	1,443
Facebook Inc. - Class A (c) (d)	75	2,334
Fair Isaac Corp.	4	149
Fairchild Semiconductor International Inc. (c)	25	352
Finisar Corp. (c) (d)	9	134
Fortinet Inc. (c)	21	494
Gartner Inc. - Class A (c)	15	636
Google Inc. - Class A (c)	46	26,909
Harris Corp.	20	829
Hewlett-Packard Co.	382	7,690
Hittite Microwave Corp. (c)	6	283
IAC/InterActiveCorp.	11	520
Informatica Corp. (c)	18	765
Ingram Micro Inc. - Class A (c)	24	419
Insight Enterprises Inc. (c)	1	16
Integrated Device Technology Inc. (c)	6	31
Intel Corp.	907	24,161
InterDigital Inc. (d)	9	256
International Business Machines Corp.	197	38,609
International Rectifier Corp. (c)	7	149
Intersil Corp. - Class A	11	122
Intuit Inc.	52	3,083
j2 Global Inc. (d)	4	118
JDA Software Group Inc. (c) (d)	8	246
JDS Uniphase Corp. (c)	45	499
Juniper Networks Inc. (c)	97	1,580
KLA-Tencor Corp.	30	1,497
Lam Research Corp. (c) (d)	35	1,318
Lexmark International Inc. - Class A	9	250
Linear Technology Corp.	38	1,184
LSI Corp. (c)	90	575
Marvell Technology Group Ltd. (c)	87	984
Maxim Integrated Products Inc.	53	1,366
Mentor Graphics Corp. (c)	18	277
Microchip Technology Inc. (d)	34	1,114
Micron Technology Inc. (c)	175	1,104
Micros Systems Inc. (c)	14	701
Microsemi Corp. (c)	17	322
Microsoft Corp.	1,339	40,963
Motorola Solutions Inc.	55	2,652
NCR Corp. (c)	26	583
NetApp Inc. (c)	68	2,150
Nuance Communications Inc. (c) (d)	40	946
Nvidia Corp. (c)	110	1,524
Omnivision Technologies Inc. (c)	3	35
ON Semiconductor Corp. (c)	82	580
Oracle Corp.	723	21,462
Parametric Technology Corp. (c)	23	485
Plantronics Inc. (d)	8	281
PMC - Sierra Inc. (c)	24	145
Polycom Inc. (c)	22	228
Progress Software Corp. (c)	5	104
QLIK Technologies Inc. (c)	15	336
QLogic Corp. (c)	9	127
QUALCOMM Inc.	314	17,464
Quest Software Inc. (c)	6	180
Rackspace Hosting Inc. (c) (d)	19	827
Red Hat Inc. (c)	36	2,013
RF Micro Devices Inc. (c)	21	89
Riverbed Technology Inc. (c)	23	377
Rovi Corp. (c)	16	317
SAIC Inc.	56	681
Salesforce.com Inc. (c)	23	3,230
SanDisk Corp. (c)	44	1,590
Seagate Technology	73	1,817
Semtech Corp. (c)	7	169
Silicon Laboratories Inc. (c)	5	185
Skyworks Solutions Inc. (c)	34	931
SolarWinds Inc. (c)	8	355
Solera Holdings Inc.	11	447
Symantec Corp. (c)	135	1,973
Synaptics Inc. (c) (d)	7	189
Synopsys Inc. (c)	24	712
Tech Data Corp. (c)	5	250
Tellabs Inc.	26	87
Teradata Corp. (c)	31	2,248
Teradyne Inc. (c)	27	374
Tessera Technologies Inc.	1	12
Texas Instruments Inc.	219	6,296
TIBCO Software Inc. (c)	29	859
TriQuint Semiconductor Inc. (c)	9	51
Ultimate Software Group Inc. (c)	5	465
Unisys Corp. (c) (d)	1	20
VeriFone Holdings Inc. (c)	17	563
VeriSign Inc.	28	1,231
ViaSat Inc. (c) (d)	5	186
VMware Inc. - Class A (c) (d)	15	1,394
Websense Inc. (c)	1	19
Western Digital Corp. (c)	42	1,288
Xerox Corp.	256	2,012
Xilinx Inc.	48	1,600
Yahoo! Inc. (c)	219	3,463
		421,459
Total Common Stocks (cost $365,721)		425,676

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 0.4%
JNL Money Market Fund, 0.09% (a) (b)	1,891	1,891

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (a) (b)	8,808	8,808
Securities Lending Liquidating Fund LLC, 0.38% (a) (b)	20	19
		8,827
Total Short Term Investments (cost $10,719)		10,718

Total Investments - 102.4% (cost $376,440)		436,394
Other Assets and Liabilities, Net - (2.4%)		(10,278)
Total Net Assets - 100.0%		$426,116

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2012

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2012.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 6, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 6, 2012

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.